Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

	Shares	Value
COMMON STOCKS† - 29.8%
Financial - 8.0%
Pershing Square Tontine Holdings Ltd. — Class A*,1	1,042,741	$ 20,656,692
KKR Acquisition Holdings I Corp. — Class A*,1	783,532	7,623,766
Aequi Acquisition Corp. — Class A*,1	738,900	7,237,526
TPG Pace Beneficial II Corp.*,1	160,210	1,560,445
RXR Acquisition Corp. — Class A*,1	160,538	1,558,824
Colicity, Inc. — Class A*,1	120,524	1,171,493
MSD Acquisition Corp. — Class A*,1	116,869	1,133,629
AfterNext HealthTech Acquisition Corp. — Class A*,1	107,300	1,034,909
M&T Bank Corp.[2]	5,625	1,025,044
People's United Financial, Inc.[2]	48,536	1,023,139
American Express Co.[2]	5,126	997,212
Conyers Park III Acquisition Corp. — Class A*,1	99,600	976,080
Allstate Corp.[2]	7,926	969,825
Signature Bank[2]	2,807	968,106
Comerica, Inc.[2]	10,129	967,218
American International Group, Inc.[2]	15,741	963,979
Raymond James Financial, Inc.[2]	8,772	961,850
Zions Bancorp North America[2]	13,545	960,205
Ventas, Inc. REIT[2]	17,700	955,800
W R Berkley Corp.[2]	10,578	955,193
Berkshire Hathaway, Inc. — Class B*,2	2,970	954,706
Progressive Corp.[2]	9,007	954,112
MetLife, Inc.[2]	14,121	953,874
Travelers Companies, Inc.[2]	5,550	953,657
Acropolis Infrastructure Acquisition Corp. — Class A*,1	98,300	949,578
Citizens Financial Group, Inc.[2]	18,063	946,862
Everest Re Group Ltd.[2]	3,171	945,656
Host Hotels & Resorts, Inc. REIT[2]	51,484	940,613
Globe Life, Inc.[2]	9,314	940,341
Assurant, Inc.[2]	5,524	937,478
Fifth Third Bancorp[2]	19,565	935,990
KeyCorp[2]	37,209	932,830
Regions Financial Corp.[2]	38,515	931,678
Loews Corp.[2]	14,994	919,732
Boston Properties, Inc. REIT[2]	7,504	917,814
Chubb Ltd.[2]	4,471	910,474
Wells Fargo & Co.[2]	17,055	910,225
Discover Financial Services[2]	7,332	905,062
Aflac, Inc.[2]	14,803	904,315
Cincinnati Financial Corp.[2]	7,357	903,366
Waverley Capital Acquisition Corp. 1 - Class A*,1	93,900	902,379
Truist Financial Corp.[2]	14,416	896,963
Charles Schwab Corp.[2]	10,595	894,854
Prudential Financial, Inc.[2]	7,998	893,057
CME Group, Inc. — Class A2	3,748	886,514
Mastercard, Inc. — Class A2	2,447	882,927
Vornado Realty Trust REIT[2]	20,366	881,440
Kimco Realty Corp. REIT[2]	37,290	877,434
Public Storage REIT[2]	2,460	873,349
Hartford Financial Services Group, Inc.[2]	12,563	872,877
Capital One Financial Corp.[2]	5,692	872,413
Huntington Bancshares, Inc.[2]	56,069	870,191
Iron Mountain, Inc. REIT[2]	17,682	869,601
Visa, Inc. — Class A2	4,012	867,073
Welltower, Inc. REIT[2]	10,351	862,135
Ameriprise Financial, Inc.[2]	2,875	861,896
Brown & Brown, Inc.[2]	12,739	861,284
Lincoln National Corp.[2]	12,689	855,492
Aon plc — Class A2	2,914	851,296
Bank of America Corp.[2]	19,231	850,010
PNC Financial Services Group, Inc.[2]	4,248	846,414
Realty Income Corp. REIT[2]	12,790	845,291
Equity Residential REIT[2]	9,857	840,802
Principal Financial Group, Inc.[2]	11,893	840,122
U.S. Bancorp[2]	14,821	837,979
Citigroup, Inc.[2]	14,103	835,321
AvalonBay Communities, Inc. REIT[2]	3,496	834,111
Weyerhaeuser Co. REIT[2]	21,394	831,799
Northern Trust Corp.[2]	7,234	823,953
Willis Towers Watson plc[2]	3,662	814,063
Mid-America Apartment Communities, Inc. REIT[2]	3,955	809,233
Intercontinental Exchange, Inc.[2]	6,316	809,206
UDR, Inc. REIT[2]	14,666	804,723
Bank of New York Mellon Corp.[2]	15,092	802,140
CBRE Group, Inc. — Class A*,2	8,256	799,594
Arthur J Gallagher & Co.[2]	5,048	798,543
Morgan Stanley[2]	8,698	789,256
Healthpeak Properties, Inc. REIT[2]	25,338	786,998
Invesco Ltd.[2]	37,000	785,880
Essex Property Trust, Inc. REIT[2]	2,477	785,630
Prologis, Inc. REIT[2]	5,382	784,965
State Street Corp.[2]	9,156	781,281
Marsh & McLennan Companies, Inc.[2]	4,983	774,408
Simon Property Group, Inc. REIT[2]	5,617	772,674
Federal Realty Investment Trust REIT[2]	6,570	772,501
Extra Space Storage, Inc. REIT[2]	4,102	771,791
Regency Centers Corp. REIT[2]	11,685	769,925
Synchrony Financial[2]	17,885	765,120
Alexandria Real Estate Equities, Inc. REIT[2]	4,039	764,987

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

	Shares	Value
COMMON STOCKS† - 29.8% (continued)
Financial - 8.0% (continued)
Equinix, Inc. REIT[2]	1,073	$ 761,540
Cboe Global Markets, Inc.[2]	6,483	760,391
JPMorgan Chase & Co.[2]	5,357	759,623
Franklin Resources, Inc.[2]	25,145	747,561
Goldman Sachs Group, Inc.[2]	2,189	747,084
Crown Castle International Corp. REIT[2]	4,431	738,160
SVB Financial Group*,2	1,216	736,896
Duke Realty Corp. REIT[2]	13,901	736,753
SBA Communications Corp. REIT[2]	2,385	723,585
American Tower Corp. — Class A REIT[2]	3,141	712,599
Nasdaq, Inc.[2]	4,161	712,155
First Republic Bank[2]	4,103	710,886
Digital Realty Trust, Inc. REIT[2]	5,123	691,195
BlackRock, Inc. — Class A2	925	688,098
T. Rowe Price Group, Inc.[2]	4,364	630,860
Blue Whale Acquisition Corp. 1*,1	57,300	555,237
Exide Technologies*,†††	342	341,710
TPG, Inc.*	8,300	255,142
Sparta Systems*,†††	1,922	–
Total Financial		125,120,668
Consumer, Non-cyclical - 5.9%
S&P Global, Inc.[2]	3,637	1,366,294
Organon & Co.[2]	29,790	1,112,061
Archer-Daniels-Midland Co.[2]	13,493	1,058,526
Bristol-Myers Squibb Co.[2]	15,191	1,043,166
Sysco Corp.[2]	11,622	1,012,276
McKesson Corp.[2]	3,673	1,009,928
AbbVie, Inc.[2]	6,824	1,008,382
Lamb Weston Holdings, Inc.[2]	15,007	996,915
AmerisourceBergen Corp. — Class A2	6,953	991,011
Kraft Heinz Co.[2]	25,071	983,285
Henry Schein, Inc.*,2	11,313	977,217
Altria Group, Inc.[2]	18,988	973,894
Molson Coors Beverage Co. — Class B2	18,520	966,374
Philip Morris International, Inc.[2]	9,509	961,075
Universal Health Services, Inc. — Class B2	6,668	959,725
Cardinal Health, Inc.[2]	17,657	953,654
Becton Dickinson and Co.[2]	3,495	948,124
Cigna Corp.[2]	3,983	947,078
Coca-Cola Co.[2]	15,213	946,857
Vertex Pharmaceuticals, Inc.*,2	4,115	946,532
Tyson Foods, Inc. — Class A2	10,179	943,186
Robert Half International, Inc.[2]	7,815	940,066
Conagra Brands, Inc.[2]	26,689	933,314
Corteva, Inc.[2]	17,852	928,839
Hershey Co.[2]	4,590	928,374
Amgen, Inc.[2]	4,060	919,509
Boston Scientific Corp.*,2	20,796	918,559
DaVita, Inc.*,2	8,091	912,422
Global Payments, Inc.[2]	6,806	907,784
Merck & Company, Inc.[2]	11,790	902,878
Centene Corp.*,2	10,913	901,632
Mondelez International, Inc. — Class A2	13,752	900,481
McCormick & Company, Inc.[2]	9,460	900,308
FleetCor Technologies, Inc.*,2	3,843	900,031
Baxter International, Inc.[2]	10,588	899,662
Kroger Co.[2]	19,197	898,420
CVS Health Corp.[2]	8,660	897,609
Anthem, Inc.[2]	1,986	897,374
Teleflex, Inc.[2]	2,664	895,930
STERIS plc[2]	3,726	894,240
Incyte Corp.*,2	13,091	894,115
Campbell Soup Co.[2]	19,842	892,295
General Mills, Inc.[2]	13,221	891,492
Hormel Foods Corp.[2]	18,613	886,723
HCA Healthcare, Inc.[2]	3,515	879,840
Eli Lilly & Co.[2]	3,507	876,575
Cooper Companies, Inc.[2]	2,143	876,530
Church & Dwight Company, Inc.[2]	8,951	875,855
Rollins, Inc.[2]	26,831	875,496
Zimmer Biomet Holdings, Inc.[2]	6,877	874,686
Kellogg Co.[2]	13,672	874,188
Dentsply Sirona, Inc.[2]	16,066	869,813
ABIOMED, Inc.*,2	2,798	869,451
J M Smucker Co.[2]	6,443	868,194
Stryker Corp.[2]	3,290	866,421
Procter & Gamble Co.[2]	5,507	858,486
UnitedHealth Group, Inc.[2]	1,790	851,808
Johnson & Johnson[2]	5,173	851,321
MarketAxess Holdings, Inc.[2]	2,219	846,393
PepsiCo, Inc.[2]	5,067	829,671
Colgate-Palmolive Co.[2]	10,773	828,982
Kimberly-Clark Corp.[2]	6,292	818,904
PerkinElmer, Inc.[2]	4,559	818,842
Quanta Services, Inc.[2]	7,486	815,525
Hologic, Inc.*,2	11,454	815,181
ResMed, Inc.[2]	3,275	808,106
Monster Beverage Corp.*,2	9,561	806,948
Humana, Inc.[2]	1,856	806,098
Laboratory Corporation of America Holdings*,2	2,969	805,371
Medtronic plc[2]	7,615	799,499
Waters Corp.*,2	2,511	795,309
United Rentals, Inc.*,2	2,462	791,828
Regeneron Pharmaceuticals, Inc.*,2	1,279	790,882
Edwards Lifesciences Corp.*,2	7,027	789,624
Constellation Brands, Inc. — Class A2	3,638	784,425
Brown-Forman Corp. — Class B2	12,013	783,608
Biogen, Inc.*,2	3,680	776,517
Bio-Techne Corp.[2]	1,837	770,456
Abbott Laboratories[2]	6,372	768,591
West Pharmaceutical Services, Inc.[2]	1,984	767,967
Pfizer, Inc.[2]	16,222	761,461
IDEXX Laboratories, Inc.*,2	1,408	749,549

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

	Shares	Value
COMMON STOCKS† - 29.8% (continued)
Consumer, Non-cyclical - 5.9% (continued)
Illumina, Inc.*,2	2,286	$ 746,608
Gartner, Inc.*,2	2,659	745,637
Viatris, Inc.[2]	67,416	742,250
Clorox Co.[2]	5,080	740,613
Danaher Corp.[2]	2,697	740,084
Automatic Data Processing, Inc.[2]	3,617	739,460
Gilead Sciences, Inc.[2]	12,187	736,095
IQVIA Holdings, Inc.*,2	3,167	728,790
Thermo Fisher Scientific, Inc.[2]	1,332	724,608
Nielsen Holdings plc[2]	41,401	721,205
Intuitive Surgical, Inc.*,2	2,482	720,599
Bio-Rad Laboratories, Inc. — Class A*,2	1,147	717,976
Zoetis, Inc.[2]	3,699	716,311
Catalent, Inc.*,2	6,999	714,178
Avery Dennison Corp.[2]	4,027	709,558
Quest Diagnostics, Inc.[2]	5,349	702,163
Estee Lauder Companies, Inc. — Class A2	2,369	702,006
Cintas Corp.[2]	1,867	700,722
Charles River Laboratories International, Inc.*,2	2,393	696,746
Moody's Corp.[2]	2,152	693,009
Verisk Analytics, Inc. — Class A2	3,777	669,813
Align Technology, Inc.*,2	1,281	655,180
Equifax, Inc.[2]	2,901	633,404
Dexcom, Inc.*,2	1,511	625,418
Moderna, Inc.*,2	3,331	511,642
PayPal Holdings, Inc.*,2	4,542	508,386
Cengage Learning Holdings II, Inc.*,††	11,126	178,016
Targus Group International Equity, Inc.*,†††,3	45,049	120,420
Save-A-Lot*,††	40,316	50,395
Chef Holdings, Inc.*,†††	51	2,363
Total Consumer, Non-cyclical		91,639,673
Consumer, Cyclical - 3.4%
ATD New Holdings, Inc.*,††	23,593	1,962,159
Las Vegas Sands Corp.*,2	22,734	974,379
Alaska Air Group, Inc.*,2	16,570	930,240
Live Nation Entertainment, Inc.*,2	7,653	924,636
Ralph Lauren Corp. — Class A2	6,966	919,791
MGM Resorts International[2]	20,676	915,740
Royal Caribbean Cruises Ltd.*,2	11,340	915,365
Newell Brands, Inc.[2]	38,342	910,622
Marriott International, Inc. — Class A*,2	5,324	905,825
Carnival Corp.*,2	44,408	902,815
Penn National Gaming, Inc.*,2	17,487	897,957
Delta Air Lines, Inc.*,2	22,425	895,206
Southwest Airlines Co.*,2	20,400	893,520
PACCAR, Inc.[2]	9,605	881,835
Hilton Worldwide Holdings, Inc.*,2	5,859	872,171
United Airlines Holdings, Inc.*,2	19,436	862,958
Dollar Tree, Inc.*,2	6,049	859,442
Wynn Resorts Ltd.*,2	9,776	845,820
Hasbro, Inc.[2]	8,492	824,149
PVH Corp.[2]	8,419	824,136
Walmart, Inc.[2]	6,071	820,556
American Airlines Group, Inc.*,2	47,539	820,048
Darden Restaurants, Inc.[2]	5,640	819,041
O'Reilly Automotive, Inc.*,2	1,254	814,147
Caesars Entertainment, Inc.*,2	9,622	810,076
Tapestry, Inc.[2]	19,805	810,025
Cummins, Inc.[2]	3,926	801,375
Walgreens Boots Alliance, Inc.[2]	17,297	797,219
Best Buy Company, Inc.[2]	8,247	796,990
AutoZone, Inc.*,2	427	795,667
Costco Wholesale Corp.[2]	1,532	795,491
WW Grainger, Inc.[2]	1,667	795,259
Ulta Beauty, Inc.*,2	2,122	794,689
McDonald's Corp.[2]	3,231	790,852
Yum! Brands, Inc.[2]	6,395	783,899
Genuine Parts Co.[2]	6,350	775,716
Dollar General Corp.[2]	3,849	763,411
BorgWarner, Inc.[2]	18,584	762,130
TJX Companies, Inc.[2]	11,457	757,308
Chipotle Mexican Grill, Inc. — Class A*,2	497	757,105
PulteGroup, Inc.[2]	15,229	756,272
Whirlpool Corp.[2]	3,722	749,127
Tractor Supply Co.[2]	3,654	744,649
Tesla, Inc.*,2	842	732,902
Advance Auto Parts, Inc.[2]	3,566	729,176
Lowe's Companies, Inc.[2]	3,275	723,971
Target Corp.[2]	3,595	718,173
NVR, Inc.*,2	144	714,016
Copart, Inc.*,2	5,738	705,085
Ford Motor Co.[2]	39,915	700,908
Pool Corp.[2]	1,521	697,500
LKQ Corp.[2]	14,769	693,405
Ross Stores, Inc.[2]	7,586	693,285
Domino's Pizza, Inc.[2]	1,602	692,400
NIKE, Inc. — Class B2	5,064	691,489
Fastenal Co.[2]	13,357	687,351
Mohawk Industries, Inc.*,2	4,800	675,744
Starbucks Corp.[2]	7,334	673,188
DR Horton, Inc.[2]	7,808	666,803
Lennar Corp. — Class A2	7,323	658,191
Aptiv plc*,2	5,067	655,872
VF Corp.[2]	11,268	653,769
Home Depot, Inc.[2]	2,061	650,926
General Motors Co.*,2	13,545	632,822
CarMax, Inc.*,2	5,727	626,133
Bath & Body Works, Inc.[2]	11,196	597,530
Norwegian Cruise Line Holdings Ltd.*,2	25,392	494,890
Under Armour, Inc. — Class A*,2	18,705	334,632
Under Armour, Inc. — Class C*,2	20,665	322,994
Total Consumer, Cyclical		53,852,973

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

	Shares	Value
COMMON STOCKS† - 29.8% (continued)
Industrial - 3.4%
Lockheed Martin Corp.[2]	2,483	$ 1,077,125
Raytheon Technologies Corp.[2]	9,937	1,020,530
Northrop Grumman Corp.[2]	2,307	1,020,017
Howmet Aerospace, Inc.[2]	27,744	996,565
L3Harris Technologies, Inc.[2]	3,949	996,372
Packaging Corporation of America[2]	6,680	983,229
General Dynamics Corp.[2]	4,178	979,532
TransDigm Group, Inc.*,2	1,414	942,558
Huntington Ingalls Industries, Inc.[2]	4,604	941,057
Westrock Co.[2]	19,628	888,559
Sealed Air Corp.[2]	13,151	882,827
J.B. Hunt Transport Services, Inc.[2]	4,312	875,034
Westinghouse Air Brake Technologies Corp.[2]	9,415	873,900
United Parcel Service, Inc. — Class B2	4,094	861,459
Deere & Co.[2]	2,389	860,088
Emerson Electric Co.[2]	9,247	859,231
Amcor plc[2]	73,808	858,387
Boeing Co.*,2	4,175	857,295
Union Pacific Corp.[2]	3,446	847,544
Teledyne Technologies, Inc.*,2	1,966	844,161
General Electric Co.[2]	8,831	843,449
Textron, Inc.[2]	11,353	830,245
Snap-on, Inc.[2]	3,937	827,479
Ball Corp.[2]	9,157	821,749
Parker-Hannifin Corp.[2]	2,684	795,511
Nordson Corp.[2]	3,495	791,583
CH Robinson Worldwide, Inc.[2]	8,177	790,552
CSX Corp.[2]	23,304	790,239
Caterpillar, Inc.[2]	4,208	789,337
Dover Corp.[2]	4,996	783,673
Otis Worldwide Corp.[2]	9,946	779,070
AMETEK, Inc.[2]	5,998	778,480
Generac Holdings, Inc.*,2	2,459	775,741
Eaton Corporation plc[2]	5,022	774,844
Honeywell International, Inc.[2]	4,081	774,370
FedEx Corp.[2]	3,476	772,610
Amphenol Corp. — Class A2	10,160	772,262
Illinois Tool Works, Inc.[2]	3,527	763,031
TE Connectivity Ltd.[2]	5,339	760,434
Republic Services, Inc. — Class A2	6,319	760,049
Mettler-Toledo International, Inc.*,2	539	759,311
Norfolk Southern Corp.[2]	2,957	758,530
Vulcan Materials Co.[2]	4,167	756,102
Old Dominion Freight Line, Inc.[2]	2,403	754,614
Waste Management, Inc.[2]	5,197	750,447
Allegion plc[2]	6,533	748,159
Martin Marietta Materials, Inc.[2]	1,948	739,071
Fortive Corp.[2]	11,391	737,567
Jacobs Engineering Group, Inc.[2]	5,969	734,187
Ingersoll Rand, Inc.[2]	14,368	725,871
3M Co.[2]	4,834	718,574
Stanley Black & Decker, Inc.[2]	4,400	715,880
Agilent Technologies, Inc.[2]	5,479	714,242
Fortune Brands Home & Security, Inc.[2]	8,102	704,064
A O Smith Corp.[2]	10,237	702,054
Johnson Controls International plc[2]	10,794	701,178
Masco Corp.[2]	12,460	698,259
IDEX Corp.[2]	3,623	695,254
Garmin Ltd.[2]	6,290	694,668
Trimble, Inc.*,2	9,945	693,664
Carrier Global Corp.[2]	15,424	692,229
Expeditors International of Washington, Inc.[2]	6,535	675,458
Keysight Technologies, Inc.*	4,242	667,563
Pentair plc[2]	11,382	659,132
Rockwell Automation, Inc.[2]	2,441	650,722
Trane Technologies plc[2]	4,224	650,200
Xylem, Inc.[2]	6,972	620,159
BP Holdco LLC*,†††,3	121,041	85,334
Vector Phoenix Holdings, LP*,†††	121,040	33,286
Total Industrial		53,475,957
Technology - 2.9%
Activision Blizzard, Inc.[2]	14,610	1,190,715
Citrix Systems, Inc.[2]	10,484	1,074,610
Cerner Corp.[2]	11,512	1,073,494
Leidos Holdings, Inc.[2]	9,718	989,681
Jack Henry & Associates, Inc.[2]	5,410	956,488
DXC Technology Co.*,2	27,744	944,128
Cognizant Technology Solutions Corp. — Class A2	10,428	898,164
Hewlett Packard Enterprise Co.[2]	56,291	896,153
Micron Technology, Inc.[2]	10,009	889,400
Fortinet, Inc.*,2	2,574	886,795
Electronic Arts, Inc.[2]	6,814	886,433
Seagate Technology Holdings plc[2]	8,239	849,935
International Business Machines Corp.[2]	6,900	845,319
Take-Two Interactive Software, Inc.*,2	5,170	837,540
Paychex, Inc.[2]	6,891	820,443
Akamai Technologies, Inc.*,2	7,576	820,178
Roper Technologies, Inc.[2]	1,808	810,382
Fiserv, Inc.*,2	8,297	810,368
HP, Inc.[2]	23,502	807,529
Intel Corp.[2]	16,924	807,275
QUALCOMM, Inc.[2]	4,656	800,785
Broadcom, Inc.[2]	1,355	795,981
PTC, Inc.*,2	7,101	790,199
Apple, Inc.[2]	4,771	787,788
Fidelity National Information Services, Inc.[2]	8,193	780,219
Monolithic Power Systems, Inc.[2]	1,700	779,790
ServiceNow, Inc.*,2	1,323	767,234
Advanced Micro Devices, Inc.*,2	6,180	762,292

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

	Shares	Value
COMMON STOCKS† - 29.8% (continued)
Technology - 2.9% (continued)
Western Digital Corp.*,2	14,795	$ 753,657
Applied Materials, Inc.[2]	5,606	752,325
NetApp, Inc.[2]	9,585	751,272
Analog Devices, Inc.[2]	4,667	748,073
Microsoft Corp.[2]	2,499	746,676
Texas Instruments, Inc.[2]	4,368	742,516
Synopsys, Inc.*,2	2,363	738,178
Qorvo, Inc.*,2	5,377	735,466
Skyworks Solutions, Inc.[2]	5,269	728,018
KLA Corp.[2]	2,084	726,274
NXP Semiconductor N.V.[2]	3,780	718,654
Accenture plc — Class A2	2,256	712,941
Tyler Technologies, Inc.*,2	1,662	711,768
Cadence Design Systems, Inc.*,2	4,649	703,998
Broadridge Financial Solutions, Inc.[2]	4,800	701,808
Autodesk, Inc.*,2	3,182	700,772
ANSYS, Inc.*,2	2,149	696,684
Paycom Software, Inc.*,2	2,040	691,988
NVIDIA Corp.[2]	2,835	691,315
Microchip Technology, Inc.[2]	9,826	691,063
MSCI, Inc. — Class A2	1,363	683,804
Lam Research Corp.[2]	1,213	680,917
salesforce.com, Inc.*,2	3,218	677,486
IPG Photonics Corp.*,2	5,129	668,565
Oracle Corp.[2]	8,342	633,742
Teradyne, Inc.[2]	5,359	631,933
Adobe, Inc.*,2	1,308	611,725
Ceridian HCM Holding, Inc.*,2	8,243	600,997
Intuit, Inc.[2]	1,263	599,129
Zebra Technologies Corp. — Class A*,2	1,393	575,783
EPAM Systems, Inc.*,2	1,228	255,117
Qlik Technologies, Inc. - Class A*,†††	112	162,022
Qlik Technologies, Inc. - Class B*,†††	27,624	3
Total Technology		45,583,987
Communications - 1.9%
Vacasa, Inc. — Class A*	196,839	1,468,419
NortonLifeLock, Inc.[2]	35,205	1,020,241
Omnicom Group, Inc.[2]	12,074	1,012,888
Expedia Group, Inc.*,2	5,128	1,005,652
Corning, Inc.[2]	22,765	919,706
T-Mobile US, Inc.*,2	7,460	919,147
Verizon Communications, Inc.[2]	17,059	915,557
AT&T, Inc.[2]	37,486	888,043
DISH Network Corp. — Class A*,2	26,647	851,638
Juniper Networks, Inc.[2]	25,182	850,900
Interpublic Group of Companies, Inc.[2]	23,115	850,632
Charter Communications, Inc. — Class A*,2	1,401	843,094
Paramount Global — Class B2	27,424	839,449
Walt Disney Co.*,2	5,606	832,267
Booking Holdings, Inc.*,2	383	831,972
Comcast Corp. — Class A2	17,671	826,296
Cisco Systems, Inc.[2]	14,450	805,876
Arista Networks, Inc.*,2	6,551	804,004
Amazon.com, Inc.*,2	248	761,672
CDW Corp.[2]	4,393	757,617
F5, Inc.*,2	3,731	749,371
VeriSign, Inc.*,2	3,499	747,806
FactSet Research Systems, Inc.[2]	1,837	745,987
Match Group, Inc.*,2	6,569	732,378
Lumen Technologies, Inc.[2]	70,584	731,250
Motorola Solutions, Inc.[2]	3,232	712,430
eBay, Inc.[2]	12,799	698,697
Fox Corp. — Class A2	16,301	681,871
Discovery, Inc. — Class C*,2	24,189	676,566
News Corp. — Class A2	29,963	668,774
Twitter, Inc.*,2	18,792	668,056
Etsy, Inc.*,2	3,800	588,582
Netflix, Inc.*,2	1,399	551,933
Meta Platforms, Inc. — Class A*,2	2,596	547,834
Alphabet, Inc. — Class A*,2	149	402,470
Discovery, Inc. — Class A*,2	13,466	377,721
Alphabet, Inc. — Class C*,2	139	374,997
Fox Corp. — Class B2	7,476	286,032
News Corp. — Class B2	9,327	209,204
Figs, Inc. — Class A*,2	10,450	171,694
Total Communications		29,328,723
Utilities - 1.7%
TexGen Power LLC†††	68,676	1,596,717
Atmos Energy Corp.[2]	8,942	981,921
Sempra Energy[2]	6,753	973,918
NiSource, Inc.[2]	33,019	955,240
Exelon Corp.[2]	22,429	954,578
American Electric Power Company, Inc.[2]	10,194	924,086
Pinnacle West Capital Corp.[2]	12,918	914,982
FirstEnergy Corp.[2]	21,610	904,378
Dominion Energy, Inc.	11,271	896,383
DTE Energy Co.[2]	7,367	895,754
Consolidated Edison, Inc.[2]	10,364	888,920
CMS Energy Corp.[2]	13,692	876,425
Public Service Enterprise Group, Inc.[2]	13,419	869,954
Xcel Energy, Inc.[2]	12,873	866,739
Southern Co.[2]	13,156	852,114
Alliant Energy Corp.[2]	14,538	849,019
Duke Energy Corp.[2]	8,434	846,858
Ameren Corp.[2]	9,814	843,513
CenterPoint Energy, Inc.[2]	30,720	840,192
Entergy Corp.[2]	7,971	838,629
NRG Energy, Inc.[2]	22,032	833,691
WEC Energy Group, Inc.[2]	9,159	832,370
Edison International[2]	12,767	809,683
Evergy, Inc.[2]	12,790	798,224
Eversource Energy[2]	9,742	796,896
PPL Corp.[2]	29,801	779,892
Constellation Energy Corp.	16,847	774,625
AES Corp.[2]	35,061	744,345
NextEra Energy, Inc.[2]	9,484	742,313

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

	Shares	Value
COMMON STOCKS† - 29.8% (continued)
Utilities - 1.7% (continued)
American Water Works Company, Inc.[2]	4,861	$ 734,448
Total Utilities		26,416,807
Energy - 1.6%
Occidental Petroleum Corp.[2]	27,825	1,216,787
Halliburton Co.[2]	35,779	1,199,670
Marathon Oil Corp.[2]	52,785	1,190,830
Devon Energy Corp.[2]	19,718	1,174,207
APA Corp.[2]	32,103	1,143,830
Pioneer Natural Resources Co.[2]	4,647	1,113,421
ConocoPhillips[2]	11,650	1,105,119
EOG Resources, Inc.[2]	9,547	1,097,141
Hess Corp.[2]	10,816	1,093,065
Schlumberger N.V.[2]	27,627	1,084,083
Exxon Mobil Corp.[2]	13,588	1,065,571
Diamondback Energy, Inc.[2]	7,701	1,063,508
Marathon Petroleum Corp.[2]	13,443	1,046,806
Chevron Corp.[2]	7,235	1,041,840
Valero Energy Corp.[2]	12,084	1,009,135
Williams Companies, Inc.[2]	32,139	1,005,308
Phillips 66[2]	11,806	994,538
Baker Hughes Co.[2]	33,655	988,784
Coterra Energy, Inc. — Class A2	40,946	955,270
Kinder Morgan, Inc.[2]	52,981	921,869
ONEOK, Inc.[2]	13,809	901,728
SolarEdge Technologies, Inc.*,2	2,770	884,793
Enphase Energy, Inc.*,2	3,982	663,800
Permian Production Partners LLC†††	184,043	220,852
Legacy Reserves, Inc.*,†††	2,359	15,333
Bruin E&P Partnership Units†††	40,617	2,112
Total Energy		24,199,400
Basic Materials - 1.0%
Mosaic Co.[2]	23,304	1,221,829
CF Industries Holdings, Inc.[2]	13,996	1,136,335
Freeport-McMoRan, Inc.[2]	22,314	1,047,643
Newmont Corp.[2]	15,261	1,010,278
Nucor Corp.[2]	7,563	995,442
FMC Corp.[2]	7,915	928,034
LyondellBasell Industries N.V. — Class A2	9,522	925,824
Dow, Inc.[2]	15,658	923,196
Eastman Chemical Co.[2]	7,299	864,712
DuPont de Nemours, Inc.[2]	10,697	827,627
International Paper Co.[2]	18,657	812,139
International Flavors & Fragrances, Inc.[2]	5,819	773,927
Linde plc[2]	2,563	751,574
Celanese Corp. — Class A2	5,320	740,970
PPG Industries, Inc.[2]	5,241	699,411
Air Products and Chemicals, Inc.[2]	2,899	685,034
Ecolab, Inc.[2]	3,690	650,399
Sherwin-Williams Co.[2]	2,471	650,194
Albemarle Corp.[2]	3,257	638,014
Total Basic Materials		16,282,582
Total Common Stocks
(Cost $392,240,137)		465,900,770
PREFERRED STOCKS†† - 6.0%
Financial - 5.8%
Wells Fargo & Co.
4.75%	183,750	4,198,687
4.70%	148,000	3,387,720
3.90%*,2	3,300,000	3,176,250
4.38%	50,000	1,095,000
Bank of America Corp.
4.38%	275,000	6,085,750
6.50%*,2	2,000,000	2,132,500
6.30%*,2	1,000,000	1,076,380
4.13%	26,000	553,020
First Republic Bank
4.50%	200,000	4,382,000
4.25%	158,000	3,355,920
4.13%	84,800	1,781,648
Citigroup, Inc.
3.88%*,2	4,000,000	3,810,000
4.15%*	2,000,000	1,907,500
4.00%*,2	1,750,000	1,690,675
Kuvare US Holdings, Inc.
7.00% due 02/17/51*,6	6,400,000	6,752,000
Charles Schwab Corp.
5.38%*,2	3,000,000	3,158,250
4.00%*,2	3,150,000	2,915,546
Equitable Holdings, Inc.
4.95%*,2	3,650,000	3,670,075
4.30%	82,000	1,733,480
Markel Corp.
6.00%*,2	4,770,000	5,040,411
Public Storage
4.63%	144,400	3,347,192
4.13%	16,400	355,880
W R Berkley Corp.
4.13% due 03/30/61	126,000	2,850,120
4.25% due 09/30/60	36,800	837,568
Prudential Financial, Inc.
4.13% due 09/01/60	140,000	3,207,400
PartnerRe Ltd.
4.88%	128,000	3,038,720
JPMorgan Chase & Co.
4.55%	49,000	1,105,440
4.20%	40,000	858,400
4.63%	24,000	551,520
American Financial Group, Inc.
4.50% due 09/15/60	100,000	2,287,000
CNO Financial Group, Inc.
5.13% due 11/25/60	80,000	1,852,800
MetLife, Inc.
3.85%*,2	1,820,000	1,806,350
Assurant, Inc.
5.25% due 01/15/61	58,000	1,414,040
American Equity Investment Life Holding Co.
5.95%	46,000	1,186,340
Arch Capital Group Ltd.
4.55%	38,000	837,900
Selective Insurance Group, Inc.
4.60%	36,000	799,920

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

	Shares	Value
PREFERRED STOCKS†† - 6.0% (continued)
Financial - 5.8% (continued)
Exide Technologies*,†††	761	$761,240
Bank of New York Mellon Corp.
4.70%*,2	670,000	687,588
RenaissanceRe Holdings Ltd.
4.20%	13,000	278,850
Globe Life, Inc.
4.25% due 06/15/61	11,000	251,790
Total Financial		90,218,870
Government - 0.2%
Farmer Mac
5.75%	112,000	2,869,440
AgriBank FCB
6.88%	4,000	420,000
Total Government		3,289,440
Total Preferred Stocks
(Cost $98,486,993)		93,508,310
WARRANTS† - 0.0%
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25*,1	115,860	136,715
KKR Acquisition Holdings I Corp. - Class A
Expiring 12/31/27*,1	195,882	114,043
Aequi Acquisition Corp.
Expiring 11/30/27*,1	246,299	73,176
Ginkgo Bioworks Holdings, Inc.
Expiring 12/31/27*	26,852	23,146
AfterNext HealthTech Acquisition Corp.
Expiring 07/09/23*	35,766	17,883
MSD Acquisition Corp.
Expiring 05/13/23*,1	23,373	17,670
Waverley Capital Acquisition Corp. 1 - Class A
Expiring 04/30/27*,1	31,300	16,558
RXR Acquisition Corp.
Expiring 03/08/26*,1	32,105	15,863
Conyers Park III Acquisition Corp.
Expiring 08/12/28*	33,200	15,272
Acropolis Infrastructure Acquisition Corp.
Expiring 03/31/26*,1	32,766	14,089
Colicity, Inc. - Class A
Expiring 12/31/27*,1	24,102	11,988
Blue Whale Acquisition Corp.
Expiring 07/30/26*,1	14,324	7,305
Total Warrants
(Cost $2,301,369)		463,708
EXCHANGE-TRADED FUNDS† - 12.5%
iShares Russell 2000 Index ETF[2]	318,561	64,769,823
SPDR S&P 500 ETF Trust[2]	147,986	64,615,127
Invesco QQQ Trust Series[2]	186,303	64,609,880
iShares Preferred & Income Securities ETF	50,885	1,852,214
Total Exchange-Traded Funds
(Cost $151,468,855)		195,847,044
CLOSED-END FUNDS† - 2.5%
BlackRock Taxable Municipal Bond Trust[2]	287,142	6,747,837
Nuveen Taxable Municipal Income Fund	289,790	6,082,692
Nuveen AMT-Free Municipal Credit Income Fund	290,484	4,551,884
BlackRock Corporate High Yield Fund, Inc.[2]	363,427	3,928,646
Invesco Municipal Opportunity Trust[2]	228,121	2,707,796
Invesco Trust for Investment Grade Municipals	211,442	2,571,135
Invesco Municipal Trust[2]	187,912	2,219,241
Blackstone Strategic Credit Fund[2]	137,047	1,811,761
Invesco Advantage Municipal Income Trust II2	162,563	1,793,070
BlackRock Municipal Income Trust	107,502	1,440,527
BlackRock Credit Allocation Income Trust[2]	88,777	1,143,448
Ares Dynamic Credit Allocation Fund, Inc.[2]	68,740	1,011,165
Nuveen AMT-Free Quality Municipal Income Fund	31,057	439,457
Eaton Vance Limited Duration Income Fund[2]	33,315	390,452
BlackRock Debt Strategies Fund, Inc.[2]	36,527	387,186
Nuveen Quality Municipal Income Fund	25,643	370,541
Western Asset High Income Opportunity Fund, Inc.[2]	63,446	294,390
BlackRock MuniVest Fund, Inc.[2]	24,594	215,935
Total Closed-End Funds
(Cost $37,543,819)		38,107,163
MONEY MARKET FUND† - 1.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[7]	15,762,833	15,762,833
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 0.01%[7]	6,442,456	6,442,456
Total Money Market Fund
(Cost $22,205,289)		22,205,289

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 46.4%
Financial - 11.9%
Morgan Stanley Finance LLC
1.50% (Daily reference value of Alphas Managed Accounts Platform LXXIX Ltd. – 1.50%, Rate Floor: 0.00%) due 10/23/29[8]	13,500,000	$12,841,200
Dyal Capital Partners III
4.40% due 06/15/40†††	10,000,000	9,905,300
Wilton RE Ltd.
6.00%†††,2,5,6,9	7,800,000	7,688,382
Maple Grove Funding Trust I
4.16% due 08/15/51[2,6]	8,000,000	7,459,709
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[2,6]	7,500,000	7,218,750
Hunt Companies, Inc.
5.25% due 04/15/29[2,6]	7,325,000	7,011,398
United Wholesale Mortgage LLC
5.50% due 11/15/25[2,6]	4,060,000	3,907,750
5.50% due 04/15/29[2,6]	1,925,000	1,761,375
5.75% due 06/15/27[2,6]	1,250,000	1,194,431
NFP Corp.
6.88% due 08/15/28[2,6]	6,925,000	6,438,519
Iron Mountain, Inc.
5.63% due 07/15/32[2,6]	6,500,000	6,429,605
OneMain Finance Corp.
4.00% due 09/15/30[2]	2,200,000	2,006,499
6.13% due 03/15/24[2]	1,500,000	1,545,000
7.13% due 03/15/26[2]	1,100,000	1,192,400
3.88% due 09/15/28	800,000	741,000
6.63% due 01/15/28[2]	450,000	480,785
8.88% due 06/01/25[2]	350,000	369,250
Liberty Mutual Group, Inc.
4.30% due 02/01/61[2,6]	7,300,000	6,004,250
Home Point Capital, Inc.
5.00% due 02/01/26[2,6]	6,650,000	5,486,250
National Life Insurance Co.
10.50% due 09/15/39[2,6]	3,400,000	5,328,923
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[2,6]	4,800,000	5,016,000
Hampton Roads PPV LLC
6.62% due 06/15/53[6]	4,735,000	4,951,217
LPL Holdings, Inc.
4.00% due 03/15/29[2,6]	4,172,000	4,052,055
4.38% due 05/15/31[6]	550,000	536,250
Kennedy-Wilson, Inc.
5.00% due 03/01/31[2]	2,825,000	2,741,168
4.75% due 02/01/30[2]	1,450,000	1,386,563
4.75% due 03/01/29[2]	425,000	415,093
RXR Realty LLC
5.25% due 07/17/25†††	4,200,000	4,348,680
QBE Insurance Group Ltd.
7.50% due 11/24/43[2,5,6]	3,000,000	3,196,500
5.88%[2,5,6,9]	950,000	979,688
Sherwood Financing plc
6.00% due 11/15/26[6]	GBP 2,000,000	2,540,763
4.50% due 11/15/26[6]	EUR 1,000,000	1,068,018
Ares Finance Company IV LLC
3.65% due 02/01/52[2,6]	4,100,000	3,570,848
Host Hotels & Resorts, LP
3.50% due 09/15/30[2]	3,610,000	3,521,876
Jane Street Group / JSG Finance, Inc.
4.50% due 11/15/29[2,6]	3,500,000	3,412,500
American Equity Investment Life Holding Co.
5.00% due 06/15/27[2]	2,950,000	3,203,964
Barclays plc
7.75%[2,5,9]	3,000,000	3,135,600
HUB International Ltd.
5.63% due 12/01/29[2,6]	2,500,000	2,375,000
7.00% due 05/01/26[2,6]	550,000	553,685
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49†††,2	2,800,000	2,856,952
Lincoln National Corp.
4.38% due 06/15/50[2]	2,560,000	2,795,918
Assurant, Inc.
4.90% due 03/27/28	1,950,000	2,139,355
7.00% due 03/27/48[2,5]	400,000	438,000
Global Atlantic Finance Co.
4.70% due 10/15/51[2,5,6]	2,700,000	2,568,780
Bank of America Corp.
4.38%[5,9]	2,650,000	2,553,805
Fort Knox Military Housing Privatization Project
5.82% due 02/15/52[6]	1,870,925	2,107,799
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31[2]	2,000,000	1,976,920
First American Financial Corp.
4.00% due 05/15/30[2]	1,740,000	1,815,457
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[2,6]	1,730,000	1,769,337
AmWINS Group, Inc.
4.88% due 06/30/29[2,6]	1,725,000	1,643,062
Atlas Mara Ltd.
due 12/31/21†††,10,11	2,200,000	1,573,000
PHM Group Holding Oy
4.75% due 06/18/26[6]	EUR 1,400,000	1,556,568
Newmark Group, Inc.
6.13% due 11/15/23[2]	1,450,000	1,512,858
Weyerhaeuser Co.
6.88% due 12/15/33[2]	1,100,000	1,454,862
Allianz SE
3.50%[2,5,6,9]	1,400,000	1,307,250
GLP Capital Limited Partnership / GLP Financing II, Inc.
5.30% due 01/15/29[2]	1,050,000	1,141,484
Ryan Specialty Group LLC
4.38% due 02/01/30[6]	1,100,000	1,058,255

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 46.4% (continued)
Financial - 11.9% (continued)
Pershing Square Holdings Ltd.
3.25% due 10/01/31	1,100,000	$1,054,306
Reinsurance Group of America, Inc.
3.15% due 06/15/30[2]	1,000,000	994,976
PartnerRe Finance B LLC
4.50% due 10/01/50[2,5]	950,000	931,000
Fort Benning Family Communities LLC
6.09% due 01/15/51[6]	704,631	808,216
Pacific Beacon LLC
5.63% due 07/15/51[6]	677,334	767,501
Prudential Financial, Inc.
5.13% due 03/01/52[5]	700,000	709,625
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
4.25% due 10/15/27[2,6]	725,000	699,625
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[6]	700,000	655,375
Macquarie Bank Ltd.
3.62% due 06/03/30[6]	640,000	633,951
Greystar Real Estate Partners LLC
5.75% due 12/01/25[2,6]	450,000	455,805
Fort Gordon Housing LLC
6.32% due 05/15/51[6]	200,000	242,188
USI, Inc.
6.88% due 05/01/25[2,6]	150,000	150,632
Total Financial		186,389,106
Consumer, Non-cyclical - 7.8%
US Foods, Inc.
6.25% due 04/15/25[2,6]	3,000,000	3,102,900
4.63% due 06/01/30[2,6]	2,500,000	2,430,950
4.75% due 02/15/29[2,6]	2,250,000	2,225,700
Bausch Health Companies, Inc.
4.88% due 06/01/28[2,6]	8,025,000	7,708,574
BCP V Modular Services Finance II plc
6.13% due 10/30/28[6]	GBP 4,250,000	5,311,611
4.75% due 10/30/28[6]	EUR 1,550,000	1,650,493
Mozart Debt Merger Sub, Inc.
5.25% due 10/01/29[2,6]	5,200,000	4,966,000
3.88% due 04/01/29[2,6]	2,000,000	1,897,670
CPI CG, Inc.
8.63% due 03/15/26[2,6]	6,800,000	6,466,392
Sabre GLBL, Inc.
7.38% due 09/01/25[2,6]	3,725,000	3,860,795
9.25% due 04/15/25[2,6]	1,875,000	2,114,550
Sotheby's
7.38% due 10/15/27[2,6]	4,899,000	5,101,378
Kraft Heinz Foods Co.
5.20% due 07/15/45[2]	1,400,000	1,579,662
5.00% due 06/04/42[2]	1,225,000	1,350,563
4.38% due 06/01/46[2]	1,300,000	1,332,500
4.88% due 10/01/49[2]	600,000	664,500
Altria Group, Inc.
3.70% due 02/04/51[2]	6,000,000	4,904,056
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[2,6]	4,195,000	4,192,315
Nielsen Finance LLC / Nielsen Finance Co.
5.63% due 10/01/28[2,6]	1,900,000	1,836,074
4.75% due 07/15/31[2,6]	1,300,000	1,157,000
5.88% due 10/01/30[2,6]	975,000	944,249
KeHE Distributors LLC / KeHE Finance Corp.
8.63% due 10/15/26[2,6]	3,632,000	3,840,840
Post Holdings, Inc.
4.50% due 09/15/31[2,6]	3,925,000	3,635,531
Rent-A-Center, Inc.
6.38% due 02/15/29[2,6]	3,550,000	3,399,125
Par Pharmaceutical, Inc.
7.50% due 04/01/27[2,6]	3,345,000	3,350,503
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[2,6]	3,301,000	3,342,262
Acadia Healthcare Company, Inc.
5.00% due 04/15/29[2,6]	2,400,000	2,370,000
5.50% due 07/01/28[6]	550,000	551,375
Nathan's Famous, Inc.
6.63% due 11/01/25[2,6]	2,676,000	2,702,760
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[2,6]	2,700,000	2,673,000
Avantor Funding, Inc.
4.63% due 07/15/28[2,6]	1,700,000	1,725,500
3.88% due 11/01/29[2,6]	925,000	890,137
Castor S.p.A.
5.25% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 02/15/29◊,6	EUR 2,300,000	2,560,572
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[2,6]	2,575,000	2,523,500
Option Care Health, Inc.
4.38% due 10/31/29[2,6]	2,275,000	2,195,375
ADT Security Corp.
4.13% due 08/01/29[2,6]	1,050,000	990,003
4.88% due 07/15/32[6]	1,000,000	932,500
Royalty Pharma plc
3.55% due 09/02/50[2]	2,100,000	1,822,650
DaVita, Inc.
4.63% due 06/01/30[2,6]	1,900,000	1,821,625

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 46.4% (continued)
Consumer, Non-cyclical - 7.8%
Endo Luxembourg Finance Company I SARL / Endo US, Inc.
6.13% due 04/01/29[2,6]	1,900,000	$1,786,000
Gartner, Inc.
4.50% due 07/01/28[2,6]	1,700,000	1,722,151
Spectrum Brands, Inc.
5.50% due 07/15/30[2,6]	1,700,000	1,691,500
HealthEquity, Inc.
4.50% due 10/01/29[2,6]	1,550,000	1,475,367
Grifols Escrow Issuer S.A.
4.75% due 10/15/28[2,6]	1,350,000	1,275,750
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
7.00% due 12/31/27[6]	1,038,000	878,356
5.00% due 12/31/26[6]	250,000	225,625
APi Escrow Corp.
4.75% due 10/15/29[2,6]	1,125,000	1,063,125
TreeHouse Foods, Inc.
4.00% due 09/01/28[2]	1,150,000	1,049,375
Central Garden & Pet Co.
4.13% due 10/15/30[2]	625,000	593,625
4.13% due 04/30/31[6]	400,000	374,000
WW International, Inc.
4.50% due 04/15/29[6]	950,000	797,668
AMN Healthcare, Inc.
4.63% due 10/01/27[2,6]	725,000	717,750
Catalent Pharma Solutions, Inc.
3.50% due 04/01/30[6]	625,000	581,812
Carriage Services, Inc.
4.25% due 05/15/29[2,6]	575,000	542,627
Performance Food Group, Inc.
6.88% due 05/01/25[2,6]	450,000	466,313
APi Group DE, Inc.
4.13% due 07/15/29[6]	400,000	368,568
Charles River Laboratories International, Inc.
4.00% due 03/15/31[2,6]	300,000	287,250
Prestige Brands, Inc.
3.75% due 04/01/31[6]	300,000	276,435
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
9.50% due 07/31/27[2,6]	181,000	176,475
Total Consumer, Non-cyclical		122,474,962
Consumer, Cyclical - 7.2%
Delta Air Lines, Inc.
7.00% due 05/01/25[2,6]	10,535,000	11,704,698
Marriott International, Inc.
4.63% due 06/15/30	2,320,000	2,505,013
3.50% due 10/15/32[2]	1,400,000	1,395,877
2.85% due 04/15/31	1,280,000	1,220,024
5.75% due 05/01/25	490,000	536,239
JB Poindexter & Company, Inc.
7.13% due 04/15/26[2,6]	5,275,000	5,475,450
Air Canada Class A Pass Through Trust
5.25% due 04/01/29[2,6]	4,721,203	5,013,368
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27[2]	3,210,000	3,270,187
5.00% due 06/01/31[2,6]	1,800,000	1,710,000
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.75% due 10/20/28[2,6]	3,950,000	4,119,559
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[2,6]	4,100,000	3,925,750
Wabash National Corp.
4.50% due 10/15/28[2,6]	4,100,000	3,888,645
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50[2]	3,800,000	3,809,528
Station Casinos LLC
4.63% due 12/01/31[2,6]	4,000,000	3,770,000
Williams Scotsman International, Inc.
4.63% due 08/15/28[2,6]	3,675,000	3,624,469
Live Nation Entertainment, Inc.
6.50% due 05/15/27[2,6]	3,350,000	3,586,711
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[2,6]	3,350,000	3,534,250
Air Canada
4.63% due 08/15/29[6]	CAD 2,800,000	2,156,931
3.88% due 08/15/26[2,6]	825,000	801,071
Powdr Corp.
6.00% due 08/01/25[2,6]	2,790,000	2,877,187
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 02/15/28[2,6]	2,725,000	2,718,187
Scotts Miracle-Gro Co.
4.00% due 04/01/31[2]	2,150,000	1,972,625
4.38% due 02/01/32	700,000	646,170
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[2,6]	2,575,000	2,607,187
United Airlines, Inc.
4.63% due 04/15/29[2,6]	2,575,000	2,511,900
Aramark Services, Inc.
6.38% due 05/01/25[2,6]	2,300,000	2,381,650
5.00% due 02/01/28[2,6]	110,000	110,196
Yum! Brands, Inc.
4.63% due 01/31/32[2]	1,987,000	1,947,260
7.75% due 04/01/25[2,6]	450,000	468,878
HP Communities LLC
6.82% due 09/15/53[6]	940,217	1,207,612
6.16% due 09/15/53[6]	1,000,000	1,202,328

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 46.4% (continued)
Consumer, Cyclical - 7.2%
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[2,6]	1,925,000	$2,010,537
Hyatt Hotels Corp.
5.75% due 04/23/30[2]	1,690,000	1,948,100
Superior Plus Limited Partnership / Superior General Partner, Inc.
4.50% due 03/15/29[2,6]	2,000,000	1,907,500
Picasso Finance Sub, Inc.
6.13% due 06/15/25[2,6]	1,683,000	1,735,594
Boyd Gaming Corp.
8.63% due 06/01/25[2,6]	1,624,000	1,709,260
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[2,6]	1,650,000	1,703,625
Wyndham Hotels & Resorts, Inc.
4.38% due 08/15/28[2,6]	1,625,000	1,600,625
1011778 BC ULC / New Red Finance, Inc.
3.88% due 01/15/28[6]	850,000	826,625
4.00% due 10/15/30[6]	725,000	669,719
Hilton Domestic Operating Company, Inc.
3.63% due 02/15/32[2,6]	1,350,000	1,283,310
Boyne USA, Inc.
4.75% due 05/15/29[2,6]	1,250,000	1,228,125
Crocs, Inc.
4.13% due 08/15/31[2,6]	1,400,000	1,193,500
Clarios Global, LP / Clarios US Finance Co.
8.50% due 05/15/27[6]	1,050,000	1,094,625
Wolverine World Wide, Inc.
4.00% due 08/15/29[2,6]	1,150,000	1,060,875
Vail Resorts, Inc.
6.25% due 05/15/25[2,6]	1,000,000	1,030,000
Clarios Global, LP
6.75% due 05/15/25[6]	990,000	1,027,343
Allison Transmission, Inc.
3.75% due 01/30/31[2,6]	1,100,000	1,021,625
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[6]	650,000	645,600
Tempur Sealy International, Inc.
3.88% due 10/15/31[6]	700,000	628,849
Penn National Gaming, Inc.
4.13% due 07/01/29[6]	675,000	624,375
United Airlines Class AA Pass Through Trust
3.45% due 12/01/27	467,596	476,561
Superior Plus, LP
4.25% due 05/18/28[6]	CAD 350,000	266,338
Total Consumer, Cyclical		112,391,661
Communications - 5.3%
Altice France S.A.
5.50% due 10/15/29[2,6]	8,175,000	7,490,344
5.13% due 07/15/29[2,6]	3,025,000	2,737,625
8.13% due 02/01/27[2,6]	1,300,000	1,368,510
McGraw-Hill Education, Inc.
8.00% due 08/01/29[2,6]	6,300,000	5,767,902
5.75% due 08/01/28[2,6]	3,525,000	3,345,754
Paramount Global
4.95% due 05/19/50[2]	6,390,000	6,974,269
VZ Secured Financing BV
5.00% due 01/15/32[2,6]	6,850,000	6,490,375
British Telecommunications plc
4.88% due 11/23/81[2,5,6]	5,550,000	5,328,000
4.25% due 11/23/81[5,6]	950,000	914,375
Cengage Learning, Inc.
9.50% due 06/15/24[2,6]	4,976,000	4,984,509
UPC Broadband Finco BV
4.88% due 07/15/31[2,6]	4,550,000	4,345,250
Corning, Inc.
4.38% due 11/15/57[2]	4,100,000	4,284,353
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[2,6]	2,114,000	2,184,238
5.13% due 07/15/29[2,6]	1,900,000	1,825,900
Vodafone Group plc
5.13% due 06/04/81[2,5]	4,100,000	3,659,250
AMC Networks, Inc.
4.25% due 02/15/29[2]	3,450,000	3,230,062
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 06/01/33[2,6]	1,225,000	1,148,437
4.25% due 01/15/34[2,6]	750,000	689,550
4.50% due 05/01/32	325,000	308,750
Ciena Corp.
4.00% due 01/31/30[6]	2,150,000	2,117,363
Level 3 Financing, Inc.
3.63% due 01/15/29[2,6]	1,500,000	1,313,800
3.75% due 07/15/29[6]	600,000	535,152
Vmed O2 UK Financing I plc
4.25% due 01/31/31[2,6]	1,225,000	1,127,000
4.75% due 07/15/31[6]	650,000	623,155
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[2,6]	1,800,000	1,719,891
TripAdvisor, Inc.
7.00% due 07/15/25[2,6]	1,575,000	1,630,125
CSC Holdings LLC
4.63% due 12/01/30[2,6]	1,913,000	1,594,251
Houghton Mifflin Harcourt Publishers, Inc.
9.00% due 02/15/25[2,6]	1,500,000	1,573,125
Virgin Media Secured Finance plc
4.50% due 08/15/30[2,6]	1,200,000	1,134,564

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 46.4% (continued)
Communications - 5.3% (continued)
Sirius XM Radio, Inc.
3.88% due 09/01/31[2,6]	900,000	$829,143
Match Group Holdings II LLC
3.63% due 10/01/31[6]	875,000	815,938
Ziggo BV
4.88% due 01/15/30[6]	725,000	696,131
Ziggo Bond Company BV
5.13% due 02/28/30[2,6]	500,000	466,250
Total Communications		83,253,341
Industrial - 5.0%
Boeing Co.
5.81% due 05/01/50[2]	9,400,000	11,167,284
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[2,6]	7,717,000	7,967,802
5.25% due 07/15/28[2,6]	2,025,000	1,969,312
Standard Industries, Inc.
4.38% due 07/15/30[2,6]	7,050,000	6,674,799
3.38% due 01/15/31[2,6]	1,100,000	973,500
Artera Services LLC
9.03% due 12/04/25[2,6]	6,290,000	6,306,983
Cleaver-Brooks, Inc.
7.88% due 03/01/23[2,6]	5,853,000	5,629,005
Harsco Corp.
5.75% due 07/31/27[2,6]	3,624,000	3,569,640
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[2,6]	3,450,000	3,454,934
Howmet Aerospace, Inc.
3.00% due 01/15/29[2]	1,175,000	1,114,781
5.95% due 02/01/37[2]	875,000	968,074
6.88% due 05/01/25[2]	800,000	881,106
GrafTech Finance, Inc.
4.63% due 12/15/28[2,6]	2,785,000	2,706,324
Mauser Packaging Solutions Holding Co.
8.50% due 04/15/24[2,6]	1,700,000	1,734,000
5.50% due 04/15/24[6]	800,000	796,000
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc
4.00% due 09/01/29[2,6]	2,300,000	2,156,940
TransDigm, Inc.
8.00% due 12/15/25[2,6]	2,050,000	2,140,651
Summit Materials LLC / Summit Materials Finance Corp.
5.25% due 01/15/29[2,6]	1,775,000	1,781,656
Builders FirstSource, Inc.
4.25% due 02/01/32[2,6]	1,675,000	1,607,858
Deuce FinCo plc
5.50% due 06/15/27	GBP 1,200,000	1,542,882
TK Elevator US Newco, Inc.
5.25% due 07/15/27[2,6]	1,550,000	1,534,500
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[2,6]	1,525,000	1,508,179
Cellnex Finance Company S.A.
3.88% due 07/07/41[2,6]	1,750,000	1,461,407
JELD-WEN, Inc.
6.25% due 05/15/25[2,6]	1,350,000	1,388,813
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[2,11]	1,374,069	1,249,414
Amsted Industries, Inc.
4.63% due 05/15/30[2,6]	950,000	935,522
Ball Corp.
3.13% due 09/15/31[2]	875,000	803,591
GATX Corp.
4.00% due 06/30/30[2]	560,000	590,651
Hillenbrand, Inc.
5.75% due 06/15/25[2]	325,000	336,915
3.75% due 03/01/31	250,000	238,651
Intertape Polymer Group, Inc.
4.38% due 06/15/29[6]	600,000	568,650
TopBuild Corp.
4.13% due 02/15/32[6]	400,000	380,360
PGT Innovations, Inc.
4.38% due 10/01/29[6]	400,000	375,928
Arcosa, Inc.
4.38% due 04/15/29[2,6]	350,000	331,625
EnerSys
4.38% due 12/15/27[2,6]	325,000	321,750
EnPro Industries, Inc.
5.75% due 10/15/26	115,000	119,311
Exide Technologies
due 10/31/24†††,10	2,353,687	3
Total Industrial		77,288,801
Energy - 3.8%
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27[2]	4,800,000	4,836,000
6.88% due 01/15/29[2]	2,980,000	3,025,326
ITT Holdings LLC
6.50% due 08/01/29[2,6]	7,950,000	7,453,125
Occidental Petroleum Corp.
6.20% due 03/15/40[2]	2,100,000	2,336,849
7.00% due 11/15/27[2]	2,000,000	2,174,976
4.30% due 08/15/39[2]	2,100,000	1,984,500
4.63% due 06/15/45	750,000	722,051
BP Capital Markets plc
4.88% [2,5,9]	6,750,000	6,689,925
NuStar Logistics, LP
6.38% due 10/01/30[2]	5,625,000	5,698,575
5.63% due 04/28/27	200,000	200,179
6.00% due 06/01/26	125,000	127,000
CVR Energy, Inc.
5.25% due 02/15/25[2,6]	2,275,000	2,202,268
5.75% due 02/15/28[2,6]	2,100,000	1,979,250

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 46.4% (continued)
Energy - 3.8% (continued)
Parkland Corp.
4.63% due 05/01/30[2,6]	2,700,000	$2,554,875
4.50% due 10/01/29[2,6]	1,300,000	1,225,796
Hess Corp.
5.60% due 02/15/41[2]	1,550,000	1,778,027
6.00% due 01/15/40[2]	1,000,000	1,181,269
7.13% due 03/15/33	500,000	634,012
Midwest Connector Capital Company LLC
4.63% due 04/01/29[2,6]	1,809,000	1,871,251
Rattler Midstream, LP
5.63% due 07/15/25[2,6]	1,650,000	1,678,875
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26[2]	1,525,000	1,479,250
Southwestern Energy Co.
5.38% due 02/01/29[2]	1,400,000	1,440,278
Exterran Energy Solutions Limited Partnership / EES Finance Corp.
8.13% due 05/01/25[2]	1,201,000	1,205,702
Energy Transfer, LP
4.25% due 04/01/24[2]	1,000,000	1,029,390
Comstock Resources, Inc.
7.50% due 05/15/25[6]	970,000	992,155
Venture Global Calcasieu Pass LLC
4.13% due 08/15/31[6]	775,000	767,250
Buckeye Partners, LP
4.35% due 10/15/24[2]	750,000	751,313
DT Midstream, Inc.
4.13% due 06/15/29[6]	425,000	410,125
FLNG Liquefaction 2 LLC
4.13% due 03/31/38[2,6]	252,945	262,805
Viper Energy Partners, LP
5.38% due 11/01/27[2,6]	200,000	205,200
Basic Energy Services, Inc.
due 10/15/23[10,11]	1,075,000	59,125
Schahin II Finance Co. SPV Ltd.
due 09/25/22[10,11]	1,216,133	30,403
Total Energy		58,987,125
Basic Materials - 2.3%
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[2,6]	5,875,000	5,865,659
Alcoa Nederland Holding BV
5.50% due 12/15/27[2,6]	3,625,000	3,779,063
6.13% due 05/15/28[2,6]	1,475,000	1,552,437
Carpenter Technology Corp.
6.38% due 07/15/28[2]	5,225,000	5,270,719
EverArc Escrow SARL
5.00% due 10/30/29[2,6]	5,250,000	4,856,250
Clearwater Paper Corp.
4.75% due 08/15/28[2,6]	2,547,000	2,394,180
WR Grace Holdings LLC
4.88% due 06/15/27[2,6]	2,050,000	2,047,991
Compass Minerals International, Inc.
6.75% due 12/01/27[2,6]	1,725,000	1,791,156
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[2,6]	1,625,000	1,719,153
Kaiser Aluminum Corp.
4.63% due 03/01/28[2,6]	1,000,000	944,270
4.50% due 06/01/31[6]	500,000	450,310
Minerals Technologies, Inc.
5.00% due 07/01/28[2,6]	1,350,000	1,323,000
Arconic Corp.
6.00% due 05/15/25[2,6]	1,200,000	1,236,000
HB Fuller Co.
4.25% due 10/15/28[2]	1,150,000	1,094,696
Diamond BC BV
4.63% due 10/01/29[6]	825,000	750,923
Valvoline, Inc.
3.63% due 06/15/31[6]	760,000	680,686
Mirabela Nickel Ltd.
due 06/24/19[10,11]	2,667,995	133,400
Total Basic Materials		35,889,893
Technology - 1.6%
Minerva Merger Sub, Inc.
6.50% due 02/15/30[6]	7,900,000	7,605,488
NCR Corp.
5.25% due 10/01/30[2,6]	3,150,000	3,052,728
6.13% due 09/01/29[2,6]	1,550,000	1,608,590
5.13% due 04/15/29[6]	900,000	889,875
Boxer Parent Company, Inc.
7.13% due 10/02/25[2,6]	2,350,000	2,432,250
Oracle Corp.
3.95% due 03/25/51[2]	2,100,000	1,923,687
Playtika Holding Corp.
4.25% due 03/15/29[2,6]	2,025,000	1,883,250
Twilio, Inc.
3.88% due 03/15/31[2]	2,000,000	1,877,750
TeamSystem S.p.A.
3.50% due 02/15/28	EUR 1,700,000	1,778,183
Dun & Bradstreet Corp.
5.00% due 12/15/29[2,6]	1,800,000	1,728,000
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75% due 03/01/25[6]	400,000	398,200
Booz Allen Hamilton, Inc.
4.00% due 07/01/29[2,6]	325,000	320,684
Total Technology		25,498,685
Utilities - 1.5%
Midcap Funding XLVI Trust
3.61% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.61%) due 11/22/23◊,†††	9,250,000	9,252,498
Cheniere Corpus Christi Holdings LLC
3.52% due 12/31/39†††	6,200,000	5,999,554

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 46.4% (continued)
Utilities - 1.5% (continued)
Terraform Global Operating LLC
6.13% due 03/01/26[2,6]	5,255,000	$5,241,863
Clearway Energy Operating LLC
3.75% due 02/15/31[2,6]	2,100,000	1,953,724
3.75% due 01/15/32[6]	525,000	490,901
Petershill II Senior Secured Notes
5.00% due 12/02/39†††	839,000	869,028
5.00% due 07/15/39†††	161,000	166,762
Total Utilities		23,974,330
Total Corporate Bonds
(Cost $745,486,678)		726,147,904
SENIOR FLOATING RATE INTERESTS††,◊ - 32.6%
Consumer, Cyclical - 8.5%
Pacific Bells, LLC
5.00% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.00%) due 11/10/28	7,967,010	7,902,318
CD&R Firefly Bidco Ltd.
5.05% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 06/23/25	GBP 5,340,000	7,044,978
FR Refuel LLC
5.50% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 11/08/28†††	7,066,667	6,996,000
Accuride Corp.
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23	6,965,969	6,661,207
SP PF Buyer LLC
4.71% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 12/22/25	5,689,684	5,445,482
NFM & J LLC
6.75% (1 Month USD LIBOR + 5.75%, Rate Floor: 6.75%) due 11/23/27†††	4,977,945	4,925,787
NES Global Talent
6.50% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 05/11/23	5,151,256	4,855,059
First Brands Group LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 03/30/27	4,813,625	4,777,523
Zephyr Bidco Ltd.
5.23% (1 Month GBP LIBOR + 4.75%, Rate Floor: 4.75%) due 07/23/25	GBP 3,000,000	3,935,961
7.98% (1 Month GBP LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26	GBP 360,000	475,816
MB2 Dental Solutions LLC
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 01/29/27†††	3,207,879	3,155,328
7.11% ((3 Month USD LIBOR + 6.00%) and (Commercial Prime Lending Rate + 6.00%), Rate Floor: 7.00%) due 01/29/27†††	1,057,480	1,040,156
EnTrans International LLC
6.21% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 11/01/24	4,276,925	4,009,617
Alexander Mann
5.16% (6 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 06/16/25	2,600,000	2,522,000
5.17% (6 Month GBP LIBOR + 5.00%, Rate Floor: 5.00%) due 06/16/25	GBP 1,150,000	1,469,834
CCRR Parent, Inc.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/06/28	3,970,000	3,945,188
Truck Hero, Inc.
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 01/31/28	3,970,000	3,891,950
Secretariat Advisors LLC
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 12/29/28†††	3,800,000	3,790,500
BRE/Everbright M6 Borrower LLC
5.75% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 09/09/26	3,491,250	3,476,692
Breitling Financing SARL
4.00% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 10/25/28	EUR 2,800,000	3,109,366

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 32.6% (continued)
Consumer, Cyclical - 8.5% (continued)
WIRB - Copernicus Group, Inc.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 01/08/27	3,108,200	$3,090,732
PetSmart LLC
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/11/28	2,835,750	2,819,813
PAI Holdco, Inc.
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 10/28/27	2,833,612	2,812,360
Arcis Golf LLC
4.75% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 11/24/28	2,725,000	2,716,498
Packers Holdings LLC
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/09/28	2,755,774	2,704,103
BGIS (BIFM CA Buyer, Inc.)
3.71% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26	2,691,098	2,660,824
TTF Holdings Intermediate LLC
5.00% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/31/28†††	2,493,316	2,480,849
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
4.71% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25	2,495,393	2,270,807
BCP V Modular Services Holdings IV Ltd.
4.50% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 10/06/28	EUR 2,000,000	2,174,358
OEConnection LLC
4.20% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 09/25/26	2,023,323	1,987,915
Blue Nile, Inc.
8.00% (3 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 02/17/23	1,918,125	1,858,989
SHO Holding I Corp.
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 04/26/24	1,951,463	1,809,982
6.23% (3 Month USD LIBOR + 5.23%, Rate Floor: 6.23%) due 04/29/24	32,514	30,156
BCPE Empire Holdings, Inc.
4.21% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/11/26	1,858,416	1,836,933
CNT Holdings I Corp.
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 11/08/27	1,836,125	1,825,163
Camin Cargo Control, Inc.
7.50% (1 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 06/04/26†††	1,691,500	1,674,585
Checkers Drive-In Restaurants, Inc.
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 04/25/24	1,752,638	1,508,373
Holding SOCOTEC
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 06/30/28	1,350,000	1,337,351
IBC Capital Ltd.
3.97% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/11/23	1,198,966	1,183,763
WESCO
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/14/24†††	1,130,624	1,128,485
ImageFIRST Holdings LLC
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 04/27/28	1,095,111	1,078,685

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 32.6% (continued)
Consumer, Cyclical - 8.5% (continued)
Galls LLC
7.75% (3 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 01/31/25†††	983,241	$948,827
7.75% ((1 Month USD LIBOR + 6.75%) and (3 Month USD LIBOR + 6.75%), Rate Floor: 7.75%) due 01/31/24†††	119,483	114,499
Fertitta Entertainment LLC
4.50% (1 Month USD Term SOFR + 4.00%, Rate Floor: 4.50%) due 01/12/29	1,050,000	1,044,393
Cast & Crew Payroll LLC
3.71% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 02/09/26	1,008,379	1,001,381
Drive Chassis (DCLI)
6.99% (3 Month USD LIBOR + 6.75%, Rate Floor: 6.75%) due 04/10/26	1,000,000	998,330
Sovos Brands Intermediate, Inc.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 06/08/28	828,966	824,406
PT Intermediate Holdings III LLC
6.25% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.25%) due 11/01/28†††	440,250	435,848
6.25% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 10/15/25†††	243,625	241,189
Alterra Mountain Co.
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 08/17/28	591,664	584,759
Mavis Tire Express Services TopCo Corp.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 05/04/28	323,375	321,558
SHO Holding I Corp.
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 04/27/24†††	334,000	313,125
6.23% (3 Month USD LIBOR + 2.23%, Rate Floor: 3.23%) due 04/29/24†††	323	303
PT Intermediate Holdings III LLC
6.25% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.25%) due 11/01/28	315,335	312,181
EG Finco Ltd.
4.22% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	288,052	284,892
Sotheby's
5.00% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.00%) due 01/15/27	237,432	236,244
Landrys, Inc.
13.00% (1 Month USD LIBOR + 12.00%, Rate Floor: 13.00%) due 10/04/23†††	200,000	212,000
Total Consumer, Cyclical		132,295,421
Industrial - 6.7%
Arcline FM Holdings LLC
5.50% (6 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 06/23/28	7,281,750	7,231,724
CapStone Acquisition Holdings, Inc.
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 11/12/27	4,891,998	4,885,884
DXP Enterprises, Inc.
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 12/23/27	4,554,000	4,510,373
NA Rail Hold Co. LLC
4.25% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.25%) due 10/19/26	4,316,829	4,300,640
Michael Baker International LLC
5.75% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 12/01/28	4,000,000	3,980,000

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 32.6% (continued)
Industrial - 6.7% (continued)
PECF USS Intermediate Holding III Corp.
4.76% ((1 Month USD LIBOR + 4.25%) and (3 Month USD LIBOR + 4.25%), Rate Floor: 4.75%) due 12/15/28	4,000,000	$3,975,640
Merlin Buyer, Inc.
4.50% (1 Month USD Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/10/28†††	4,000,000	3,960,000
BHI Investments LLC
9.75% (3 Month USD LIBOR + 8.75%, Rate Floor: 9.75%) due 02/28/25†††	4,000,000	3,930,000
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	3,750,000	3,912,675
Charter Next Generation, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/01/27	3,762,000	3,741,836
American Bath Group LLC
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 11/23/27	3,722,120	3,648,348
YAK MAT (YAK ACCESS LLC)
10.21% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	5,605,000	3,496,119
Integrated Power Services Holdings, Inc.
5.50% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 11/22/28†††	2,780,488	2,752,683
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 11/18/28†††	534,146	528,805
Minerva Bidco Ltd.
due 07/30/25	GBP 2,000,000	2,669,421
DG Investment Intermediate Holdings 2, Inc.
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 03/31/28	2,686,589	2,661,067
Pro Mach Group, Inc.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/31/28	2,666,899	2,660,232
StandardAero
3.72% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 04/06/26	2,688,125	2,602,266
US Farathane LLC
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/23/24	2,791,250	2,591,201
Aegion Corp.
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 05/17/28	2,543,625	2,540,445
ASP Dream Acquisiton Co. LLC
5.15% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 12/09/28†††	2,500,000	2,462,500
STS Operating, Inc. (SunSource)
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24	2,406,466	2,382,402
ILPEA Parent, Inc.
5.25% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 06/22/28	2,321,323	2,321,323
Tank Holdings Corp.
5.75% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 03/26/26	2,243,967	2,226,194
Waterlogic USA Holdings, Inc.
5.25% (3 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 08/17/28	2,238,750	2,223,818
WP CPP Holdings LLC
4.75% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.75%) due 04/30/25	2,304,988	2,213,503

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 32.6% (continued)
Industrial - 6.7% (continued)
Dispatch Terra Acquisition LLC
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/27/28	2,089,500	$2,073,829
Pelican Products, Inc.
4.75% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 11/16/28	1,950,000	1,920,750
Armor Holdco, Inc.
5.00% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.00%) due 12/11/28	1,900,000	1,888,923
Service Logic Acquisition, Inc.
4.75% ((2 Month USD LIBOR + 4.00%) and (3 Month USD LIBOR + 4.00%), Rate Floor: 4.75%) due 10/29/27	1,697,389	1,682,537
Anchor Packaging LLC
4.21% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 07/20/26	1,615,143	1,590,916
Transcendia Holdings, Inc.
4.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/30/24	1,730,632	1,539,190
LTI Holdings, Inc.
4.96% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 07/24/26†††	1,500,000	1,492,500
API Holdings III Corp.
4.46% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 05/11/26	1,560,000	1,443,000
Protective Industrial Products, Inc.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/29/27	1,364,687	1,351,040
TransDigm, Inc.
2.46% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/30/25	1,080,702	1,061,065
TK Elevator Midco GmbH
4.00% (6 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 07/30/27	987,562	979,800
BWAY Holding Co.
3.36% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	683,282	671,003
MI Windows And Doors LLC
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 12/20/27	618,000	615,299
Duran, Inc.
4.50% (6 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/29/24†††	475,023	466,710
CPM Holdings, Inc.
3.61% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 11/17/25	413,772	407,739
Titan Acquisition Ltd. (Husky)
3.35% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	291,912	285,832
Air Canada
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28	250,000	248,215
Park River Holdings, Inc.
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 12/28/27	139,581	137,214
Sundyne (Star US Bidco)
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/17/27	123,125	122,125
Total Industrial		104,386,786
Consumer, Non-cyclical - 6.2%
Quirch Foods Holdings LLC
5.50% ((1 Month USD LIBOR + 4.50%) and (3 Month USD LIBOR + 4.50%), Rate Floor: 5.50%) due 10/27/27	8,892,295	8,870,064
Women's Care Holdings, Inc.
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/17/28	6,790,875	6,756,921
Southern Veterinary Partners LLC
5.00% (6 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27	6,695,970	6,666,708
Blue Ribbon LLC
6.75% (3 Month USD LIBOR + 6.00%, Rate Floor: 6.75%) due 05/08/28	6,693,622	6,614,169

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 32.6% (continued)
Consumer, Non-cyclical - 6.2% (continued)
Florida Food Products LLC
5.75% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 10/18/28	5,600,000	$5,460,000
LaserAway Intermediate Holdings II LLC
6.50% (3 Month USD LIBOR + 5.75%, Rate Floor: 6.50%) due 10/14/27†††	5,400,000	5,346,000
Gibson Brands, Inc.
5.75% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 08/11/28†††	4,925,000	4,875,750
HAH Group Holding Co. LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/29/27	4,765,325	4,734,065
National Mentor Holdings, Inc.
4.50% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.50%) due 03/02/28	4,517,829	4,421,193
Kronos Acquisition Holdings, Inc.
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26	2,848,272	2,627,132
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 12/22/26	1,800,000	1,788,750
Mission Veterinary Partners
4.75% (2 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/27/28	3,990,000	3,960,075
Cambrex Corp.
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 12/04/26	3,340,755	3,328,929
SCP Eye Care Services LLC
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 03/16/28†††	2,544,034	2,505,874
Sierra Acquisition, Inc.
5.00% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/11/24†††	2,393,451	2,309,680
PetIQ LLC
4.75% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 04/13/28	2,288,500	2,271,336
Arctic Glacier Group Holdings, Inc.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/20/24	2,290,740	2,121,798
PlayPower, Inc.
5.72% (3 Month USD LIBOR + 5.50%, Rate Floor: 5.50%) due 05/08/26	2,175,200	2,073,683
Confluent Health LLC
4.50% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 11/30/28	1,810,619	1,790,250
Packaging Coordinators Midco, Inc.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/30/27	1,786,500	1,774,888
EyeCare Partners LLC
3.97% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/18/27	1,721,965	1,702,592
Snacking Investments US LLC (Arnott's)
5.00% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 12/18/26	1,666,000	1,663,917
Moran Foods LLC
11.75% (3 Month USD LIBOR, Rate Floor: 1.00%) (in-kind rate was 10.75%) due 10/01/24[12]	931,745	764,031
8.00% (3 Month USD LIBOR, Rate Floor: 1.00%) (in-kind rate was 7.00%) due 04/01/24[12]	729,519	722,224
Resonetics LLC
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/28/28	1,496,250	1,485,028
Fender Musical Instruments Corp.
4.50% (1 Month USD Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/01/28†††	1,396,719	1,389,735

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 32.6% (continued)
Consumer, Non-cyclical - 6.2% (continued)
Hearthside Group Holdings LLC
4.21% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/23/25	1,406,500	$1,361,675
Endo Luxembourg Finance Company I SARL
5.75% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 03/27/28	1,290,250	1,244,794
IVC Acquisition Ltd.
4.00% (1 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/13/26	EUR 1,000,000	1,107,684
Tecbid US, Inc.
3.97% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 07/25/24†††	988,890	979,001
Zep, Inc.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/12/24	923,618	893,600
Pearl Intermediate Parent LLC
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 02/14/25	791,899	785,762
Atkins Nutritionals, Inc.
3.95% (1 Month USD LIBOR + 3.35%, Rate Floor: 3.95%) due 07/07/24	658,276	657,730
Balrog Acquisition, Inc.
4.51% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 09/05/28	625,000	615,625
Kar Nut Products Company LLC
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 03/31/23†††	357,929	356,959
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 09/30/22†††	20,575	20,519
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 03/31/24†††	20,458	20,403
Chefs' Warehouse, Inc., The
5.71% (1 Month USD LIBOR + 5.50%, Rate Floor: 5.50%) due 06/23/25	295,489	294,011
Recess Holdings, Inc.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 09/30/24	292,366	289,808
Total Consumer, Non-cyclical		96,652,363
Technology - 3.9%
Peraton Corp.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28	5,012,125	4,980,799
Datix Bidco Ltd.
8.21% (6 Month GBP LIBOR + 7.75%, Rate Floor: 7.75%) due 04/27/26†††	GBP 1,775,000	2,367,959
4.18% (6 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/28/25†††	2,001,644	1,992,637
7.93% (6 Month USD LIBOR + 7.75%, Rate Floor: 7.75%) due 04/27/26†††	300,111	298,465
Transact Holdings, Inc.
4.96% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 04/30/26	4,060,231	4,027,262
24-7 Intouch, Inc.
4.96% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 08/25/25†††	4,021,110	3,965,819
Valkyr Purchaser, LLC
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 11/05/27	3,622,625	3,595,455

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 32.6% (continued)
Technology - 3.9% (continued)
Sportradar Capital SARL
3.50% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 11/22/27	EUR 3,100,000	$3,422,970
Planview Parent, Inc.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/17/27	3,316,500	3,281,942
Polaris Newco LLC
3.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/04/26†††	2,879,626	2,572,700
Apttus Corp.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/08/28	2,462,625	2,448,268
Sitecore Holding III A/S
6.50% (3 Month EURIBOR + 5.75%, Rate Floor: 5.75%) (in-kind rate was 0.75%) due 03/12/26†††,12	EUR 1,265,206	1,402,052
7.50% (3 Month USD LIBOR + 7.00%, Rate Floor: 7.50%) due 03/12/26†††	1,022,017	1,009,677
Concorde Lux
4.00% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 03/01/28	EUR 2,100,000	2,331,530
Project Ruby Ultimate Parent Corp.
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/10/28	2,282,750	2,261,201
Atlas CC Acquisition Corp.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/25/28	2,238,750	2,226,505
Aston FinCo SARL
4.46% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/09/26	1,666,000	1,651,073
4.99% (3 Month GBP LIBOR + 4.75%, Rate Floor: 4.75%) due 10/09/26	GBP 398,000	526,543
Upland Software, Inc.
3.96% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 08/06/26	1,955,000	1,936,428
Team.Blue Finco SARL
3.75% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/27/28	EUR 1,750,000	1,921,270
Misys Ltd.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	1,901,009	1,871,810
Brave Parent Holdings, Inc.
4.21% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/18/25	1,781,930	1,772,272
Wrench Group LLC
4.22% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/30/26	1,781,931	1,764,112
Precise Midco BV
due 05/13/26	EUR 1,400,000	1,556,254
Navicure, Inc.
4.21% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 10/22/26†††	1,514,688	1,507,114
Taxware Holdings (Sovos Compliance LLC)
5.00% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.00%) due 08/11/28	1,279,110	1,276,974
Ping Identity Corp.
4.25% (1 Month USD Term SOFR + 3.75%, Rate Floor: 4.25%) due 11/18/28†††	1,000,000	990,000
Greenway Health LLC
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/16/24	962,217	899,673
Polaris Newco LLC
4.50% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/02/28	820,033	814,350
Sitecore USA, Inc.
7.50% (3 Month USD LIBOR + 7.00%, Rate Floor: 7.50%) due 03/12/26†††	500,391	494,349

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 32.6% (continued)
Technology - 3.9% (continued)
Epicor Software
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 07/30/27	493,750	$488,590
EXC Holdings III Corp.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 12/02/24	97,710	96,733
Total Technology		61,752,786
Financial - 3.6%
Jones Deslauriers Insurance Management, Inc.
5.00% (3 Month Canada Banker Acceptance + 4.25%, Rate Floor: 5.00%) due 03/27/28	CAD 5,587,542	4,287,731
8.24% (3 Month Canada Banker Acceptance + 7.50%, Rate Floor: 8.00%) due 03/26/29	CAD 3,679,000	2,888,484
Teneo Holdings LLC
6.25% (1 Month USD Term SOFR + 5.25%, Rate Floor: 6.25%) due 07/11/25	6,346,631	6,281,578
Franchise Group, Inc.
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 03/10/26	4,077,225	4,067,032
HighTower Holding LLC
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/21/28	4,089,750	4,058,054
Higginbotham Insurance Agency, Inc.
6.25% (1 Month USD LIBOR + 5.50%, Rate Floor: 6.25%) due 11/25/26†††	3,948,962	3,902,313
Claros Mortgage Trust, Inc.
5.00% (1 Month USD Term SOFR + 4.50%, Rate Floor: 5.00%) due 08/10/26	3,520,000	3,502,400
Franchise Group, Inc.
5.29% (1 Month USD Term SOFR + 4.90%, Rate Floor: 4.90%) due 11/22/23†††	3,270,090	3,253,739
AmeriLife Holdings LLC
4.11% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 03/18/27	1,951,489	1,931,975
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 03/18/27	987,500	975,156
Alter Domus
4.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 02/17/28	2,779,000	2,744,263
Orion Advisor Solutions, Inc.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 09/24/27	2,725,033	2,704,595
Eisner Advisory Group
6.00% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.00%) due 07/28/28	2,618,438	2,605,345
Avison Young (Canada), Inc.
5.99% ((1 Month USD LIBOR + 5.75%) and (3 Month USD LIBOR + 5.75%), Rate Floor: 5.75%) due 01/30/26	2,341,837	2,318,419
Cross Financial Corp.
4.81% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 09/15/27	2,085,147	2,077,328
Duff & Phelps
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 04/09/27	1,970,000	1,958,751
Cobham Ultra SeniorCo SARL
due 11/15/28	1,750,000	1,735,125
Nexus Buyer LLC
3.96% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	1,666,000	1,647,607
Aretec Group, Inc.
4.46% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/01/25	1,649,000	1,641,794

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 32.6% (continued)
Financial - 3.6% (continued)
Sandy Bidco BV
due 06/12/28	EUR 1,100,000	$1,224,967
Total Financial		55,806,656
Communications - 1.7%
FirstDigital Communications LLC
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 12/17/26†††	8,000,000	7,940,231
Xplornet Communications, Inc.
4.50% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/02/28	4,638,375	4,588,698
Syndigo LLC
5.25% (6 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 12/15/27	4,565,500	4,531,259
Flight Bidco, Inc.
7.71% (1 Month USD LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26	3,715,000	3,584,975
3.71% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/23/25	437,563	426,808
Conterra Ultra Broadband Holdings, Inc.
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 04/30/26	2,448,893	2,442,771
Authentic Brands
4.00% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/27/24	1,189,703	1,182,565
McGraw Hill LLC
5.25% ((1 Month USD LIBOR + 4.75%) and (3 Month USD LIBOR + 4.75%), Rate Floor: 5.25%) due 07/28/28	997,500	987,525
Recorded Books, Inc.
4.12% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/29/25	846,831	840,056
Cengage Learning Acquisitions, Inc.
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 07/14/26	448,875	447,753
Titan AcquisitionCo New Zealand Ltd. (Trade Me)
4.50% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/18/28	450,000	447,187
Houghton Mifflin Co.
7.25% (1 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 11/22/24	12,691	12,654
Total Communications		27,432,482
Basic Materials - 1.2%
Barentz Midco BV
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 11/30/27	3,267,124	3,267,123
Vector WP Holdco, Inc.
5.75% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 10/12/28	3,115,000	3,044,912
DCG Acquisition Corp.
4.71% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 09/30/26	1,958,298	1,943,611
PetroChoice Holdings
6.00% ((2 Month USD LIBOR + 5.00%) and (3 Month USD LIBOR + 5.00%), Rate Floor: 6.00%) due 08/19/22	1,977,030	1,869,539
Ascend Performance Materials Operations LLC
5.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 08/27/26	1,860,683	1,855,696
Meridian Adhesives Group, Inc.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 07/24/28	1,799,948	1,790,948
LSF11 Skyscraper HoldCo SARL
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 09/29/27	1,538,404	1,532,635
NIC Acquisition Corp.
4.50% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/29/27	1,191,000	1,149,315

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 32.6% (continued)
Basic Materials - 1.2% (continued)
SCHUR Flexibles GmbH
4.25% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 09/29/28	EUR 1,250,000	$1,110,025
Pregis TopCo LLC
4.50% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 07/31/26	668,325	664,983
Vectra Co.
3.46% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/10/25	535,376	506,868
Noranda Aluminum Acquisition Corp.
due 02/28/19†††,10	468,781	47
Total Basic Materials		18,735,702
Utilities - 0.7%
Hamilton Projects Acquiror LLC
5.50% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 06/17/27	5,669,181	5,617,818
Oregon Clean Energy LLC
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 03/02/26	2,203,622	2,016,315
UGI Energy Services, Inc.
3.96% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 08/13/26	1,608,750	1,602,717
Franklin Energy (KAMC Holdings, Inc.)
4.51% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/14/26	1,612,875	1,346,751
EIF Channelview Cogeneration LLC
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 05/03/25	337,202	336,079
Total Utilities		10,919,680
Energy - 0.1%
Venture Global Calcasieu Pass LLC
2.55% (1 Month USD LIBOR + 2.38%, Rate Floor: 2.38%) due 08/19/26†††	1,459,802	1,459,803
Permian Production Partners LLC
9.00% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) (in-kind rate was 2.00%) due 11/24/25†††,12	675,936	642,139
Centurion Pipe
4.21% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 09/29/25	198,000	195,402
Total Energy		2,297,344
Total Senior Floating Rate Interests
(Cost $515,751,838)		510,279,220
ASSET-BACKED SECURITIES†† - 13.2%
Collateralized Loan Obligations - 6.6%
Madison Park Funding LIII Ltd.
2022-53A, due 04/21/35◊,6	18,500,000	18,658,545
Palmer Square Loan Funding Ltd.
2022-1A, 5.48% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 04/15/30◊,6	8,750,000	8,706,250
2021-3A, 5.25% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 07/20/29◊,6	7,000,000	6,999,734
2021-2A, 5.48% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 05/20/29◊,6	2,000,000	1,951,620
CIFC Funding Ltd.
2021-4RA, 7.00% (3 Month USD LIBOR + 7.00%, Rate Floor: 7.00%) due 01/17/35◊,6	11,000,000	10,615,345
Boyce Park CLO Ltd.
2022-1A, due 04/21/35◊,†††,6	10,000,000	10,050,700
Fortress Credit Opportunities IX CLO Ltd.
2021-9A, 4.07% (3 Month USD LIBOR + 3.95%, Rate Floor: 3.95%) due 10/15/33◊,6	8,000,000	7,999,013
LoanCore Issuer Ltd.
2019-CRE2, 1.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36◊,6	4,750,000	4,743,804
Neuberger Berman Loan Advisers CLO 47 Ltd.
2022-47A, due 04/14/35◊,6	4,250,000	4,228,750

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 13.2% (continued)
Collateralized Loan Obligations - 6.6% (continued)
ABPCI Direct Lending Fund CLO II LLC
2021-1A, 4.75% (3 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/20/32◊,6	3,000,000	$3,008,399
Diamond CLO Ltd.
2018-1A, 3.96% (3 Month USD LIBOR + 3.70%, Rate Floor: 3.70%) due 07/22/30◊,6	3,000,000	2,995,293
Monroe Capital CLO Ltd.
2017-1A, 3.86% (3 Month USD LIBOR + 3.60%, Rate Floor: 0.00%) due 10/22/26◊,6	2,750,000	2,746,913
Golub Capital Partners CLO 49M Ltd.
2021-49A, 4.10% (3 Month USD LIBOR + 3.85%, Rate Floor: 3.85%) due 08/26/33◊,6	2,250,000	2,245,606
Dryden 50 Senior Loan Fund
2017-50A, due 07/15/30[6,13]	3,555,000	2,069,010
Carlyle US CLO Ltd.
2022-4A, 6.87% (3 Month Term SOFR + 6.60%, Rate Floor: 6.60%) due 04/15/35◊,6	2,000,000	2,002,520
Treman Park CLO Ltd.
2015-1A, due 10/20/28[6,13]	2,500,000	1,998,004
Cerberus Loan Funding XXVI, LP
2021-1A, 4.34% (3 Month USD LIBOR + 4.10%, Rate Floor: 4.10%) due 04/15/31◊,6	1,750,000	1,751,987
ACRES Commercial Realty Ltd.
2021-FL2, 3.22% (1 Month USD LIBOR + 3.10%, Rate Floor: 3.10%) due 01/15/37◊,6	1,750,000	1,740,057
First Eagle Clarendon Fund CLO LLC
2015-1A, 4.61% (3 Month USD LIBOR + 4.35%, Rate Floor: 0.00%) due 01/25/27◊,6	1,470,691	1,470,613
Dryden Senior Loan Fund
due 01/15/31[13]	2,998,799	1,236,493
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 01/14/32[6,13]	2,600,000	1,124,879
Voya CLO Ltd.
2013-1A, due 10/15/30[6,13]	3,000,000	921,000
Dryden 41 Senior Loan Fund
2015-41A, due 04/15/31[6,13]	1,850,000	800,201
Great Lakes CLO Ltd.
2014-1A, due 10/15/29[6,13]	1,153,846	727,062
KVK CLO Ltd.
2013-1A, due 01/14/28[2,6,13]	2,300,000	579,600
Marathon CLO V Ltd.
2013-5A, due 11/21/27[6,13]	3,566,667	457,960
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[6,13]	1,050,000	432,946
Atlas Senior Loan Fund IX Ltd.
2018-9A, due 04/20/28[2,6,13]	2,600,000	425,100
Babson CLO Ltd.
2014-IA, due 07/20/25[6,13]	3,000,000	304,500
Venture XIII CLO Ltd.
2013-13A, due 09/10/29[6,13]	1,500,000	303,000
A10 Permanent Asset Financing LLC
2017-II, 6.24% (WAC) due 06/15/51◊,†††,6	250,000	251,537
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[13]	759,981	15,048
West CLO Ltd.
2013-1A, due 11/07/25[6,13]	1,350,000	2,430
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[6,13]	602,740	681
Total Collateralized Loan Obligations		103,564,600
Transport-Aircraft - 3.0%
Sprite Ltd.
2021-1, 3.75% due 11/15/46[6]	15,636,320	15,010,368
AASET Trust
2019-2, 4.46% due 10/16/39[6]	3,524,131	2,970,423
2019-1, 3.84% due 05/15/39[6]	1,851,255	1,634,723
2020-1A, 4.34% due 01/16/40[6]	1,959,012	1,404,144
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[6]	2,558,485	2,492,930

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 13.2% (continued)
Transport-Aircraft - 3.0% (continued)
2019-1A, 3.97% due 04/15/39[6]	1,377,624	$1,362,885
2016-1, 4.45% due 08/15/41	1,220,203	1,200,661
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[6,14]	4,457,654	4,421,401
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[6]	3,406,567	3,326,867
WAVE LLC
2019-1, 3.60% due 09/15/44[6]	2,411,642	2,372,880
Castlelake Aircraft Structured Trust
2021-1A, 6.66% due 01/15/46[6]	1,853,414	1,922,840
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[6]	1,169,626	1,120,988
2017-1, 6.30% due 02/15/42[6]	800,405	764,006
Start Ltd.
2018-1, 5.32% due 05/15/43[6]	1,976,829	1,619,449
Sapphire Aviation Finance II Ltd.
2020-1A, 4.34% due 03/15/40[6]	1,870,268	1,554,538
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[6]	1,380,579	1,208,796
MAPS Ltd.
2019-1A, 4.46% due 03/15/44[6]	898,193	873,698
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[6]	739,128	656,355
Castlelake Aircraft Securitization Trust
2014-1, due 12/31/30†††	3,054,105	605,500
Stripes Aircraft Ltd.
2013-1 A1, 3.67% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 03/20/23◊,†††	370,263	360,114
Airplanes Pass Through Trust
2001-1A, due 03/15/19†††,10,11	6,677,317	67
Total Transport-Aircraft		46,883,633
Infrastructure - 1.4%
VB-S1 Issuer LLC - VBTEL
2022-1A, 5.27% due 02/15/52[6]	8,000,000	8,021,040
VB-S1 Issuer LLC
2020-1A, 6.66% due 06/15/50[6]	6,300,000	7,099,376
Hotwire Funding LLC
2021-1, 4.46% due 11/20/51[6]	5,250,000	5,011,197
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 5.92% due 06/15/48[6]	1,863,684	1,823,956
Total Infrastructure		21,955,569
Financial - 1.0%
Ceamer Finance LLC
3.69% due 03/22/31†††	3,982,844	3,805,568
Thunderbird A
due 03/01/37	3,180,000	3,218,573
Lightning A
due 03/01/37	3,180,000	3,218,573
Aesf Vi Verdi, LP
2.15% (3 Month EURIBOR + 2.15%, Rate Floor: 2.15%) due 11/25/24◊,†††	EUR 1,848,882	2,073,279
Nassau LLC
2019-1, 3.98% due 08/15/34[6]	1,523,804	1,520,468
KKR Core Holding Company LLC
4.00% due 08/12/31†††	1,148,879	1,142,204
Thunderbird B
due 03/01/37	405,000	410,237
Lightning B
due 03/01/37	405,000	410,237
NCBJ
2015-1A, 5.88% due 07/08/22†††	227,247	228,922
Total Financial		16,028,061
Whole Business - 0.8%
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[6]	7,375,500	7,355,660
TSGE
2017-1, 6.25% due 09/25/31†††	5,000,000	5,056,388
Total Whole Business		12,412,048
Net Lease - 0.2%
CARS-DB4, LP
2020-1A, 4.95% due 02/15/50[6]	2,750,000	2,751,744

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 13.2% (continued)
Diversified Payment Rights - 0.1%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††	1,062,961	$1,080,733
Collateralized Debt Obligations - 0.1%
Anchorage Credit Funding 4 Ltd.
2021-4A, 3.52% due 04/27/39[6]	1,000,000	996,936
Insurance - 0.0%
CBC Insurance Revenue Securitization LLC
2016-1, 5.25% due 07/15/46[11]	312,297	279,388
Transport-Rail - 0.0%
Trinity Rail Leasing, LP
2009-1A, 6.66% due 11/16/39[6]	129,652	136,380
Total Asset-Backed Securities
(Cost $211,367,165)		206,089,092
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 1.7%
Military Housing - 1.0%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 0.70% (WAC) due 11/25/55◊,†††,4,6	74,057,459	5,107,401
2015-R1, 5.94% (WAC) due 11/25/52◊,†††,11	3,538,481	3,484,342
GMAC Commercial Mortgage Asset Corp.
2004-POKA, 6.36% due 09/10/44†††,6	3,500,000	4,191,460
Capmark Military Housing Trust
2007-AETC, 5.75% due 02/10/52†††,6	1,548,097	1,719,936
2007-AET2, 6.06% due 10/10/52†††,6	464,403	530,664
Total Military Housing		15,033,803
Residential Mortgage-Backed Securities - 0.6%
Lehman XS Trust Series
2006-18N, 0.55% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 12/25/36◊	2,561,895	2,627,065
2006-16N, 0.61% (1 Month USD LIBOR + 0.42%, Rate Floor: 0.42%) due 11/25/46◊	1,369,926	1,387,778
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 0.36% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47◊	1,815,748	1,482,083
2007-HE4, 0.44% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/47◊	1,037,326	768,249
2007-HE2, 0.38% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	1,434,242	661,886
GSAA Home Equity Trust
2006-16, 0.53% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 10/25/36◊	4,165,112	1,526,333
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 0.41% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 11/25/36◊	2,828,488	1,209,297
Total Residential Mortgage-Backed Securities		9,662,691
Commercial Mortgage-Backed Securities - 0.1%
GS Mortgage Securities Corporation Trust
2020-DUNE, 2.69% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 12/15/36◊,6	2,000,000	1,954,784
Total Collateralized Mortgage Obligations
(Cost $27,644,750)		26,651,278
FOREIGN GOVERNMENT DEBT†† - 0.3%
Panama Government International Bond
4.50% due 01/19/63	4,150,000	3,945,239
Total Foreign Government Debt
(Cost $4,124,087)		3,945,239
	Face Amount~	Value
MUNICIPAL BONDS†† - 0.0%
Oklahoma - 0.0%
Oklahoma Development Finance Authority Revenue Bonds
5.45% due 08/15/28	400,000	$437,538
Total Municipal Bonds
(Cost $400,000)		437,538
	Notional Value~

OTC OPTIONS PURCHASED†† - 0.0%
Call Options on:

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

Citibank, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	295,300,000	242,146
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	99,000,000	39,600
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	5,000,000	4,100
Total OTC Options Purchased
(Cost $844,140)		285,846
Total Investments - 146.4%
(Cost $2,209,865,120)		$2,289,868,401
	Contracts	Value
LISTED OPTIONS WRITTEN† - (1.3)%
Call Options on:
Equity Options
Figs, Inc. Expiring December 2022 with strike price of $55.00 (Notional Value $13,144)	8	$ (240)
Figs, Inc. Expiring December 2022 with strike price of $50.00 (Notional Value $13,144)	8	(300)
SPDR S&P 500 ETF Trust Expiring March 2022 with strike price of $437.00 (Notional Value $960,586)	22	(21,131)
S&P 500 Index Expiring March 2022 with strike price of $4,255.00 (Notional Value $127,281,654)	291	(5,166,705)
NASDAQ-100 Index Expiring March 2022 with strike price of $13,625.00 (Notional Value $129,564,071)	91	(7,252,245)
Russell 2000 Index Expiring March 2022 with strike price of $1,960.00 (Notional Value $129,439,225)	632	(7,388,080)
Total Listed Options Written
(Premiums received $11,238,642)		(19,828,701)
Other Assets & Liabilities, net - (45.1)%		(705,343,520)
Total Net Assets - 100.0%		$ 1,564,696,180

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	EUR	Sell	23,067,000	26,365,990 USD	03/16/22	$474,884
Morgan Stanley Capital Services LLC	GBP	Sell	21,157,000	28,633,672 USD	03/16/22	248,892
Goldman Sachs International	EUR	Sell	3,881,000	4,421,185 USD	03/31/22	62,015
Citibank, N.A.	EUR	Sell	61,000	69,749 USD	03/16/22	1,281
Barclays Bank plc	CAD	Buy	70,000	55,150 USD	03/16/22	89
JPMorgan Chase Bank, N.A.	EUR	Buy	300,000	341,021 USD	03/16/22	(4,292)
Goldman Sachs International	CAD	Sell	12,406,000	9,783,017 USD	03/16/22	(6,965)
Citibank, N.A.	EUR	Buy	2,070,000	2,339,514 USD	03/31/22	(14,473)
JPMorgan Chase Bank, N.A.	GBP	Buy	2,000,000	2,712,666 USD	03/16/22	(29,413)
						$732,018

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted— See Note 4.

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊	Variable rate security. Rate indicated is the rate effective at February 28, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Special Purpose Acquisition Company (SPAC).
2	All or a portion of these securities have been physically segregated in connection with borrowings, options, reverse repurchase agreements and unfunded loan commitments. As of February 28, 2022, the total value of segregated securities was $957,833,725.
3	Affiliated issuer.
4	Security is an interest-only strip.
5	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
6	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $720,124,071 (cost $731,637,564), or 46.0% of total net assets.
7	Rate indicated is the 7-day yield as of February 28, 2022.
8	Variable rate security. Rate indicated is the rate effective at February 28, 2022. The rate is linked to the volatility-adjusted performance of the series 1 securities due 2069 of the underlying company, Alphas Managed Accounts Platform LXXIX Limited.
9	Perpetual maturity.
10	Security is in default of interest and/or principal obligations.
11	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $6,809,139 (cost $17,370,671), or 0.4% of total net assets — See Note 7.
12	Payment-in-kind security.
13	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
14	Security is a step down bond, with a 3.97% coupon rate until November 14, 2026. Future rate will be 2.00% commencing on November 15, 2026.

BofA — Bank of America
CAD — Canadian Dollar
CMS — Constant Maturity Swap
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
PPV — Public-Private Venture
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2022 (See Note 4 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$ 461,130,048	$ 2,190,570	$ 2,580,152	$ 465,900,770
Preferred Stocks	—	92,747,070	761,240	93,508,310
Warrants	463,708	—	—	463,708
Exchange-Traded Funds	195,847,044	—	—	195,847,044
Closed-End Funds	38,107,163	—	—	38,107,163
Money Market Fund	22,205,289	—	—	22,205,289
Corporate Bonds	—	683,487,745	42,660,159	726,147,904
Senior Floating Rate Interests	—	415,625,576	94,653,644	510,279,220
Asset-Backed Securities	—	181,434,080	24,655,012	206,089,092
Collateralized Mortgage Obligations	—	11,617,475	15,033,803	26,651,278
Foreign Government Debt	—	3,945,239	—	3,945,239
Municipal Bonds	—	437,538	—	437,538
Options Purchased	—	285,846	—	285,846

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

Forward Foreign Currency Exchange Contracts*	—	787,161	—	787,161
Total Assets	$ 717,753,252	$ 1,392,558,300	$180,344,010	$ 2,290,655,562

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$ 19,828,701	$ —	$ —	$ 19,828,701
Forward Foreign Currency Exchange Contracts*	—	55,143	—	55,143
Unfunded Loan Commitments (Note 6)	—	—	834,666	834,666
Total Liabilities	$ 19,828,701	$ 55,143	$ 834,666	$ 20,718,510

  * This derivative is reported as unrealized appreciation/depreciation at period end.

Please refer to the detailed Schedule of Investments for a breakdown of investment type by industry category.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $443,957,908 are categorized as Level 2 within the disclosure hierarchy — See Note 3.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at February 28, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$10,050,700	Option Adjusted Spread off third party pricing	Trade Price	-	-
Asset-Backed Securities	8,365,284	Yield Analysis	Yield	3.3%-13.0%	5.9%
Asset-Backed Securities	6,238,961	Option Adjusted Spread off the prior month end broker quote	Broker Quote	-	-
Asset-Backed Securities	67	Third Party Pricing	Broker Quote	-	-
Collateralized Mortgage Obligations	8,591,743	Option Adjusted Spread off third party pricing	Vendor Price	-	-
Collateralized Mortgage Obligations	6,442,060	Option Adjusted Spread off the prior month end broker quote	Broker Quote	-	-
Common Stocks	1,596,717	Third Party Pricing	Broker Quote	-	-
Common Stocks	639,610	Enterprise Value	Valuation Multiple	2.8x-17.3x	8.2x
Common Stocks	341,710	Model Price	Purchase Price	-	-
Common Stocks	2,115	Model Price	Liquidation Value	-	-
Corporate Bonds	32,362,984	Option Adjusted Spread off the prior month end broker quote	Broker Quote	-	-
Corporate Bonds	7,688,382	Option Adjusted Spread off third party pricing	Vendor Price	-	-
Corporate Bonds	1,573,003	Model Price	Purchase Price	-	-
Corporate Bonds	1,035,790	Yield Analysis	Yield	5.0%	5.0%
Preferred Stocks	761,240	Model Price	Purchase Price	-	-
Senior Floating Rate Interests	56,718,870	Third Party Pricing	Broker Quote	-	-
Senior Floating Rate Interests	30,055,320	Yield Analysis	Yield	4.9%-8.4%	6.5%
Senior Floating Rate Interests	4,878,827	Model Price	Market Comparable Yields	9.1%-10.4%	10.1%
Senior Floating Rate Interests	3,000,627	Model Price	Purchase Price	-	-
Total Assets	$180,344,010
Liabilities:
Unfunded Loan Commitments	$834,666	Model Price	Purchase Price	-	-

* Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, market comparable yields, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfer between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended February 28, 2022, the Fund had securities with a total value of $17,269,836 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $29,510,633 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 28, 2022.

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

	Assets							Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments

Beginning Balance	$ 21,322,803	$ 4,473,052	$ 38,752,769	$67,861,369	$1,408,510	$ 761,240	$ 134,579,743	$(851,599)
Purchases/(Receipts)	11,244,602	-	9,250,000	65,369,684	78	-	85,864,364	(1,548,580)
(Sales, maturities and paydowns)/Fundings	(7,541,792)	-	(9,250,000)	(31,245,095)	(1,115,277)	-	(49,152,164)	1,829,506
Amortization of premiums/discounts	420,663	(6,281)	15,236	729,559	-	-	1,159,177	58,533
Mergers	-	-	1,500,000	17,902,041	1,574,185	-	20,976,226	(483,728)
Total realized gains (losses) included in earnings	493,528	-	-	227,521	(34,531)	-	686,518	657,337
Total change in unrealized appreciation (depreciation) included in earnings	(1,284,792)	(275,311)	(464,798)	(667,180)	1,163,024	-	(1,529,057)	(496,135)
Transfers into Level 3	-	10,842,343	2,856,952	1,973,824	1,596,717	-	17,269,836	-
Transfers out of Level 3	-	-	-	(27,498,079)	(2,012,554)	-	(29,510,633)	-
Ending Balance	$ 24,655,012	$ 15,033,803	$ 42,660,159	$94,653,644	$2,580,152	$ 761,240	$ 180,344,010	$(834,666)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at February 28, 2022	$ (1,284,792)	$ (275,311)	$ (464,808)	$ 362,468	$ 187,911	$-	$(1,474,532)	$ (21,966)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended February 28, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 05/31/21	Additions	Reductions	Mergers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 02/28/22	Shares 02/28/22
Common Stocks
BP Holdco LLC*	$ 19,419	$-	$ -	$46,505		$19,410	$85,334	$ 121,041
Targus Group International Equity, Inc.*	30,190	-	-	78,556		11,674	120,420	45,049
	$ 49,609	$-	$ -	$125,061		$31,084	$205,754

*	Non-income producing security.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

Note 1 – Organization

Guggenheim Strategic Opportunities Fund (the “Fund”) was organized as a Delaware statutory trust on November 13, 2006. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation.

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Note 2 – Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund's investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund's securities and/or other assets.

Valuations of the Fund's securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund's officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC ("GFIA" or the "Adviser") are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options are valued using a price provided by a pricing service.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of interest rate swap agreements entered into by the Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the previous day’s Chicago Mercantile Exchange close price, adjusted for the current day’s spreads.

The values of other swap agreements entered into by the Fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GFIA, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

The Fund may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

Note 3 – Financial Instruments and Derivatives

As part of its investment strategy, the Fund utilizes short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 2 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

  .

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by and exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. The Fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with short sales and the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund's assets. As a result, such transactions may increase fluctuations in the market value of the Fund's assets.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At February 28, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excel of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excise of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$ 2,203,685,960	$ 158,148,029	$ (91,062,271)	$ 67,085,758

Note 6 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of February 28, 2022. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2022

The unfunded loan commitments as of February 28, 2022, were as follows:

Borrower	Maturity Date		Face Amount/Par*	Value
Alexander Mann	12/16/24	GBP	2,500,000	$100,606
Boyd Corp.	07/24/26		1,500,000	7,500
CapStone Acquisition Holdings, Inc.	11/12/27		510,992	639
Care BidCo	04/15/26	EUR	1,000,000	92,931
Confluent Health LLC	11/30/28		389,381	4,380
Facilities Group	11/23/27		1,672,055	17,520
FR Refuel LLC	11/08/28		933,333	9,333
Galls LLC	01/31/24		21,463	895
Higginbotham Insurance Agency, Inc.	11/25/26		1,546,052	18,263
Integrated Power Services Holdings, Inc.	11/18/28		685,366	6,854
Jones Deslauriers Insurance Management, Inc.	03/26/29	CAD	208,000	821
KKR Core Holding Company LLC	07/15/31		1,740,000	–
Manscaped	–		763,600	–
Lightning A	03/01/37		2,295,000	–
Lightning B	03/01/37		2,295,000	–
MB2 Dental Solutions LLC	01/29/27		861,115	14,107
National Mentor Holdings, Inc.	03/02/28		201,000	806
Pacific Bells, LLC	11/10/28		82,990	674
Polaris Newco LLC	06/04/26		3,520,374	375,221
Pro Mach Group, Inc.	08/31/28		183,101	–
SCP Eye Care Services LLC	03/16/28		443,182	6,648
Secretariat Advisors LLC	12/29/28		600,000	1,500
Service Logic Acquisition, Inc.	10/29/27		140,821	1,232
SHO Holding I Corp.	04/27/24		166,000	10,375
Taxware Holdings (Sovos Compliance LLC)	08/11/28		220,890	369
Thunderbird A	03/01/37		18,020,000	–
Thunderbird B	03/01/37		18,020,000	–
Venture Global Calcasieu Pass LLC	08/19/26		223,793	–
Vertical (TK Elevator)	01/29/27	EUR	1,750,000	163,992
				$834,666

* The face amount is denominated in U.S. dollars unless otherwise indicated.

CAD – Canadian Dollar

EUR – Euro

GBP – British Pound

Note 7– Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Airplanes Pass Through Trust
2001-1A, due 03/15/19[1]	10/14/09	$5,384,675	$67
Atlas Mara Ltd.
due 12/31/21[1]	10/01/15	2,186,657	1,573,000
Basic Energy Services, Inc.
due 10/15/23[1]	09/25/18	1,067,190	59,125
CBC Insurance Revenue Securitization LLC
2016-1, 5.25% due 07/15/46	08/09/19	304,654	279,388
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 0.70% (WAC) due 11/25/52[2]	09/10/19	3,538,481	3,484,342
Mirabela Nickel Ltd.
due 06/24/19[1]	12/31/13	2,341,590	133,400

Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[3]	12/17/12	1,368,709	1,249,414
Schahin II Finance Co. SPV Ltd.
due 09/25/22[1]	01/08/14	1,178,715	30,403
		$17,370,671	$6,809,139

1	Security is in default of interest and/or principal obligations.

2	Variable rate security. Rate indicated is the rate effective at February 28, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
3	All or a portion of this security has been physically segregated in connection with borrowings.

Note 8 – COVID-19

The outbreak of COVID-19 and the recovery response causes at times disruption to consumer demand, economic output, and supply chains. There are still travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded to this situation with significant fiscal and monetary policy changes. These include providing direct capital infusions into companies, introducing new monetary programs, and considerably lowering interest rates. In some cases, these responses resulted in negative interest rates and higher inflation. Recently, the U.S. and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Fund’s investments and the performance of the Fund. These actions also contribute to a risk that asset prices have a higher degree of correlation than historically seen across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

OTHER INFORMATION (Unaudited)	February 28, 2022

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.